UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140
Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments March 31, 2005 (Unaudited)

Description	Number of Shares	Value

Common Stocks 91.4%
Aerospace & Defense 2.4%
Goodrich Corp.	273,940	$10,489,162

Airlines 3.3%
Southwest Airlines Co.	1,007,390	14,345,234

Building Products 1.4%
York International Corp.	159,770	6,259,789

Commercial Printing 3.4%
Valassis Communications, Inc. (a)	428,820	14,991,547

Commodity Chemicals 2.0%
Lyondell Chemical Co.	314,360	8,776,931

Construction & Engineering 2.8%
Fluor Corp.	221,860	12,297,700

Data Processing & Outsourcing Services 3.5%
BISYS Group, Inc. (a)	540,100	8,468,768
Sabre Holdings Corp., Class A	318,230	6,962,872
		15,431,640

Department Stores 2.4%
Dollar General Corp.	477,680	10,465,969

Diversified Banks 2.4%
Northern Trust Corp.	242,380	10,528,987

Diversified Commercial Services 1.8%
IMS Health, Inc.	320,470	7,816,263

Electric Utilities 7.0%
Constellation Energy Group, Inc.	225,050	11,635,085
Edison International, Inc.	272,890	9,474,741
Wisconsin Energy Corp.	266,070	9,445,485
		30,555,311

Electrical Components & Equipment 3.4%
Hubbell, Inc., Class B	295,620	15,106,182

Electronic Equipment Manufacturers 2.0%
Tech Data Corp. (a)	242,120	8,972,967

Employment Services 2.5%
Manpower, Inc.	254,310	11,067,571

Health Care Equipment 3.0%
Applera Corp.	665,250	13,132,035

Health Care Supplies 2.1%
Bausch & Lomb, Inc.	123,780	9,073,074

Housewares & Specialties 2.4%
Newell Rubbermaid, Inc.	489,170	10,732,390

Industrial Machinery 1.9%
Pall Corp.	310,680	8,425,642

Integrated Oil & Gas 1.6%
Amerada Hess Corp.	72,740	6,998,315

Integrated Telecommunication Services 2.1%
CenturyTel, Inc.	279,280	9,171,555

Life & Health Insurance 2.4%
Conseco, Inc. (a)	521,350	10,645,967

Multi-line Insurance 1.1%
Horace Mann Educators Corp.	267,900	4,752,546

Oil & Gas Drilling 2.1%
Transocean, Inc. (Cayman Islands) (a)	182,800	9,406,888

Oil & Gas Equipment & Services 2.6%
Cooper Cameron Corp. (a)	200,900	11,493,489

Oil & Gas Refining & Marketing 1.4%
Valero Energy Corp.	86,680	6,351,044

Other Diversified Financial Services 2.4%
A.G. Edwards, Inc.	235,180	10,536,064

Packaged Foods 2.6%
Tyson Foods, Inc., Class A	671,990	11,208,793

Paper Packaging 2.0%
Sealed Air Corp. (a)	167,040	8,676,058

Pharmaceuticals 3.4%
Mylan Laboratories, Inc.	198,080	3,509,978
Watson Pharmaceuticals, Inc. (a)	371,850	11,426,950
		14,936,928

Property & Casualty 2.1%
ACE, Ltd. (Cayman Islands)	218,830	9,031,114

Publishing 3.2%
Scholastic Corp. (a)	380,360	14,031,480

Real Estate Investment Trusts 1.5%
Macerich Co. - REIT	120,700	6,430,896

Specialty Chemicals 0.2%
International Flavors & Fragrances, Inc.	22,020	869,790

Specialty Stores 5.1%
Linens N Things, Inc. (a)	432,340	10,735,002
Office Depot, Inc. (a)	514,720	11,416,490
		22,151,492

Thrifts & Mortgage Finance 5.9%
PMI Group, Inc.	304,370	11,569,104
Sovereign Bancorp, Inc.	639,130	14,163,121
		25,732,225

Total Long-Term Investments 91.4%
(Cost $356,570,710)		400,893,038

Repurchase Agreement 7.6%
State Street Bank & Trust Co. ($33,443,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.40%, dated 03/31/05, to be sold on 04/01/05 at $33,445,843)		33,443,000
(Cost $33,443,000)

Total Investments 99.0%
(Cost $390,013,710)		434,336,038

Other Assets in Excess of Liabilities 1.0%		4,388,408

Net Assets 100.0%		$438,724,446

Percentages are calculated as a percentage of net assets.

(a)                                             Non-income producing security as this stock currently does not declare dividends.

REIT              -              Real Estate Investment Trust

Van Kampen Emerging Markets Fund

Portfolio of Investments March 31, 2005 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 93.2%
Bermuda 1.3%
Asia Aluminum Holdings Ltd.	6,053,000	$682,959
GOME Electrical Appliances Holdings Ltd. (a)	867,000	928,212
Grande Holdings Ltd.	422,000	403,098
Moulin International Holdings	468,000	333,028
TPV Technology Ltd.	1,619,000	990,484
Victory City International Holdings	867,000	305,699
		3,643,480

Brazil 9.2%
Banco Bradesco SA - ADR	26,407	765,803
Banco Itau SA - ADR	33,618	2,728,101
Brasil Telecom SA	491,164	2,473
Brasil Telecom SA - Rights	5,116	4
Brasil Telecom SA - Rights	21	0
Braskem SA - ADR (a)	15,500	627,750
Companhia Energetica de Minas Gerais - ADR	43,228	986,463
Companhia Siderurgica Nacional SA	13,885	329,060
Companhia Siderurgica Nacional SA - ADR	47,812	1,152,269
Companhia Vale do Rio Doce - ADR	243,056	6,457,998
CPFL Energia SA	51,285	347,340
CPFL Energia SA - ADR (a)	9,590	195,636
Gerdau SA - ADR	11,300	186,450
Gol Linhas Aereas Inteligentes - ADR (a)	9,980	250,797
Lojas Arapua SA, 144A - Private Placement - GDR (a) (b) (c) (d)	24,635	0
Natura Cosmeticos SA	1,590	43,218
Petroleo Brasileiro SA - ADR	120,640	5,329,875
Petroleo Brasileiro SA, Class A - ADR	98,700	3,796,989
Telesp Celular Participacoes SA - ADR (a)	212,053	1,268,077
Uniao de Bancos Brasileiros SA - GDR	23,380	803,804
Votorantim Celulose e Papel SA - ADR	52,720	685,360
		25,957,467

Cayman Islands 1.3%
Foxconn International Holdings (a)	825,000	446,912
Global Bio-chem Technology Group Co., Ltd.	1,382,000	868,252
Hopewell Highway Infrastructure Ltd.	1,024,000	722,111
Kingboard Chemicals Holdings	393,000	1,174,059
Norstar Founders Group Ltd.	1,175,000	298,294
		3,509,628

Chile 0.8%
Enersis SA - ADR	281,800	2,367,120

China 2.2%
Air China Ltd. (a)	748,000	270,933
China Life Insurance Co., Ltd., Class H (a)	1,651,000	1,100,758
China Petroleum & Chemical Corp., Class H	2,416,000	983,518
Hainan Meilan International Airport, Class H	517,000	329,781
Hundian Power International Corp., Ltd., Class H	2,275,000	619,843
Lianhua Supermarket Holdings Ltd., Class H	435,000	474,078
Ping An Insurance Co. of China, Ltd. (a)	683,000	1,077,128
Wumart Stores, Inc., Class H	220,000	361,056
Yanzhou Coal Mining Co., Ltd., Class H	672,000	913,307
		6,130,402

Columbia 0.4%
BanColombia SA - ADR	74,600	996,656
Valorem SA (a)	1	0
		996,656

Egypt 2.6%
Eastern Tobacco Co.	56,462	1,752,269
MobiNil - Egyptian Mobile Services	118,964	3,589,431
Orascom Construction Industries	95,682	1,992,000
		7,333,700

Hong Kong 1.0%
China Mobile Hong Kong Ltd.	502,000	1,641,291
China Resources Power Holdings Co., Ltd.	557,000	262,455
Fountain SET Holdings	985,000	621,991
Shougang Concord Century	2,688,000	241,251
		2,766,988

India 5.9%
ABB Ltd.	29,000	765,874
Aventis Pharma Ltd.	20,000	562,949
Bharat Heavy Electricals Ltd.	113,038	1,986,383
Cipla Ltd.	95,500	557,211
Container Corp. of India Ltd.	32,000	586,288
GlaxoSmithKline Pharmaceuticals Ltd.	34,000	560,373
Gujarat Ambuja Cements Ltd. - GDR (a)	56,000	514,640
HDFC Bank Ltd.	55,500	691,685
Hero Honda Motors Ltd.	85,680	1,075,464
Hindalco Industries Ltd.	19,500	577,655
Hindustan Lever Ltd.	188,490	568,664
Housing Development Finance Corp., Ltd.	52,000	865,198
India-Info.com, Private Co., Ltd. (a) (c) (d)	47,630	0

Industrial Development Bank of India Ltd.	186,458	389,184
Infosys Technologies Ltd.	32,472	1,674,944
ITC Ltd.	14,000	430,788
ITC Ltd. - GDR	8,900	268,335
Mahanagar Telephone Nigam Ltd.	200,000	525,761
Mahindra & Mahindra Ltd.	66,000	751,360
Oil & Natural Gas Corp., Ltd.	49,650	1,003,630
Siemens India Ltd.	11,000	428,023
Steel Authority of India Ltd. (a)	401,163	578,274
UTI Bank Ltd.	37,000	205,080
UTI Bank Ltd., 144A - Private Placement - GDR (b)	67,000	345,720
Wipro Ltd.	38,500	591,650
		16,505,133

Indonesia 1.7%
Gudang Garam Tbk	401,000	681,742
PT Bank Central Asia Tbk	3,120,000	1,120,169
PT Bank Mandiri Tbk	1,001,000	180,751
PT Bank Rakyat Indonesia	3,777,000	1,136,690
PT Bumi Resources Tbk (a)	7,417,000	610,904
PT Hanjya Mandala Sampoerna Tbk	414,000	452,471
PT Indocement Tunggal Prakarsa Tbk (a)	1,645,500	486,526
PT Ramayana Lestari Santosa Tbk	875,500	72,111
		4,741,364

Israel 0.8%
Check Point Software Technologies Ltd. (a)	103,415	2,248,242
Elbit Systems Ltd.	1	23
		2,248,265

Malaysia 1.8%
Bandar Raya Developments Bhd	415,000	216,237
Commerce Asset Holdings Bhd	418,000	503,800
Magnum Corp., Bhd	970,000	513,079
MK Land Holdings Bhd	977,000	398,513
Resorts World Bhd	175,000	430,592
Road Builder (M) Holdings Bhd	210,400	149,495
SP Setia Bhd	568,999	598,946
Tenaga Nasional Bhd	517,900	1,390,153
YTL Corp., Bhd	658,066	978,440
		5,179,255

Mexico 8.7%
America Movil SA de CV, Class L - ADR	159,809	8,246,144
Cemex SA de CV - ADR	4,325	156,781
Empresas ICA Sociedad Controladora SA de CV (a)	1,026,300	395,102
Empresas ICA Sociedad Controladora SA de CV - ADR (a)	58,600	137,124

Fomento Economico Mexicano SA de CV, Class B - ADR	18,400	985,320
Grupo Financiero Banorte SA de CV, Class O	137,070	892,161
Grupo Televisa SA - ADR	94,600	5,562,480
Kimberly-Clark de Mexico SA de CV, Class A	324,170	971,973
Wal-Mart de Mexico SA de CV - ADR	28,144	986,670
Wal-Mart de Mexico SA de CV, Class V	1,704,068	5,980,524
		24,314,279

Morocco 0.3%
Banque Marocaine du Commerce Exterieur	14,100	886,373

Netherlands 0.3%
Efes Breweries International - GDR	29,187	884,366

Poland 2.9%
Agora SA (a)	74,919	1,401,086
Powszechna Kasa Oszczednosci Bank Polski SA (a)	255,749	2,249,801
Telekomunikacja Polska SA	158,455	1,067,999
Telekomunikacja Polska SA - GDR	490,800	3,327,722
		8,046,608

Republic of Korea 12.1%
Cheil Industries, Inc.	68,840	1,118,523
Daishin Securities Co., Ltd.	23,060	332,673
Doosan Heavy Industries & Construction Co., Ltd.	77,600	1,081,280
Handsome Co., Ltd.	53,710	573,859
Hankook Tire Co., Ltd.	192,820	2,155,103
Hyundai Heavy Industries Co., Ltd.	13,400	671,649
Hyundai Mobis	42,120	2,745,784
Hyundai Motor Co.	26,910	1,457,459
Korea Electric Power Corp.	20,830	535,365
Korean Air Lines Co., Ltd.	89,360	1,742,322
KT&G Corp.	49,410	1,605,643
Kumho Tire Co., Inc. - GDR (a)	48,120	344,058
LG Engineering & Construction Corp.	57,770	1,592,871
LG Investment & Securities Co., Ltd. (a)	30,680	288,522
ORION Corp.	12,380	1,475,116
Pusan Bank	102,450	811,126
Samsung Electronics Co., Ltd.	16,526	8,169,426
Samsung Fire & Marine Insurance Co., Ltd.	6,940	525,540
Samsung SDI Co., Ltd.	28,150	2,896,775
Shinhan Financial Group Co., Ltd.	77,660	2,080,110
SK Corp.	12,310	727,326
STX Shipbuilding Co., Ltd.	45,340	1,042,530
		33,973,060

Russia 6.8%
AO VimpelCom - ADR (a)	24,300	836,406

Gazprom - ADR	104,500	3,521,650
LUKOIL - ADR	50,786	6,876,424
Mobile Telesystems - ADR	42,220	1,485,722
Mobile Telesystems, 144A - Private Placement - GDR (b)	34,800	1,191,900
Savings Bank of the Russian Federation - GDR	52,850	3,220,564
VolgaTelecom - ADR	109,700	778,870
Wimm-Bill-Dann Foods OJSC - ADR (a)	58,800	1,136,604
		19,048,140

South Africa 12.2%
African Bank Investments Ltd.	822,500	2,202,301
Aveng Ltd.	732,100	1,326,396
AVI Ltd.	221,400	480,996
Barloworld Ltd.	106,700	1,710,758
Consol Ltd. (a)	202,400	332,628
Edgars Consolidated Stores Ltd.	48,091	2,120,337
Harmony Gold Mining Co., Ltd.	234,047	1,865,021
Harmony Gold Mining Co., Ltd. - ADR	99,181	773,612
Impala Platinum Holdings Ltd.	15,155	1,275,673
Kumba Resources Ltd.	195,400	2,114,719
Lewis Group Ltd.	167,400	899,403
Massmart Holdings Ltd.	317,651	2,139,064
MTN Group Ltd.	637,310	4,496,014
Sanlam Ltd.	1,152,100	2,242,503
Shoprite Holdings Ltd.	574,114	1,274,888
Standard Bank Group Ltd.	499,865	5,039,524
Steinhoff International Holdings Ltd.	892,900	1,904,052
TelKom South Africa Ltd.	123,620	2,129,705
		34,327,594

Taiwan-Republic of China 10.6%
Acer, Inc.	498,663	783,464
Asia Optical Co., Inc.	303,241	1,944,223
Catcher Technology Co., Ltd.	278,800	1,132,686
Cathay Financial Holding Co., Ltd.	725,000	1,376,087
Cheng Shin Rubber Industry Co.	420,824	506,896
Chinatrust Financial Holding Co.	1,169,513	1,319,628
CTCI Corp.	910,779	552,145
Cyberlink Corp.	106,732	284,564
Delta Electronics, Inc.	778,000	1,261,849
Delta Electronics, Inc. - GDR	62,500	500,000
Eva Airways Corp.	1,125,484	526,912
Far EasTone Telecommunications Co., Ltd	578,000	731,994
Faraday Technology Corp.	179,025	346,617
Fubon Financial Holding Co., Ltd.	801,001	758,899
Hon Hai Precision Industry Co., Ltd.	568,273	2,525,177
Hon Hai Precision Industry Co., Ltd. - GDR	21,200	186,984
Infortrend Technology, Inc.	345,846	760,716
Kaulin Manufacturing Co., Ltd.	273,100	283,016

Largan Precision Co., Ltd.	97,133	539,525
MediaTek, Inc.	205,583	1,461,645
Mega Financial Holding Co., Ltd.	2,410,000	1,552,815
Phoenixtec Power Co., Ltd.	449,630	496,639
Polaris Securities Co., Ltd.	754,625	370,055
Richtek Technology Corp.	129,900	352,931
Shin Kong Financial Holdings Co.	2,402,613	2,447,911
Springsoft Systems Co., Ltd.	329,219	717,874
Sunplus Technology Co., Ltd.	193,500	290,502
Taishin Financial Holdings Co., Ltd.	971,619	869,665
Taiwan Cellular Corp.	744,000	755,666
Taiwan Cement Corp.	977,053	567,513
Taiwan Semiconductor Manufacturing Co., Ltd.	880,000	1,438,456
Tsann Kuen Enterprise Co.	489,125	661,357
Ya Hsin Industrial Co., Ltd.	1,496,836	1,498,926
		29,803,337

Thailand 5.1%
Advanced Information Service Public Co., Ltd	622,600	1,591,513
Asian Property Development Public Co., Ltd.	3,054,000	318,515
Bangkok Bank Public Co., Ltd.	829,800	2,375,706
Banpu Public Co., Ltd.	162,600	673,344
Ch. Karnchang Public Co., Ltd.	781,300	261,632
CP Seven Eleven Public Co., Ltd.	411,100	598,995
Italian-Thai Development Public Co., Ltd.	3,982,800	1,048,641
Kasikornbank Public Co., Ltd.	1,198,900	1,792,834
Kasikornbank Public Co., Ltd.- NVDR	72,600	101,143
Lalin Property Public Co., Ltd.	950,000	159,062
Land & House Public Co., Ltd.	2,764,600	614,827
MBK Public Co., Ltd.	163,500	211,062
PTT Public Co., Ltd.	329,800	1,627,081
Siam City Bank Public Co., Ltd.	841,700	537,896
Siam Commercial Bank Public Co., Ltd.	451,600	582,970
Siam Makro Public Co., Ltd.	81,000	115,951
Sino Thai Engineering & Construction Public Co., Ltd. - Rights	130,517	0
Sino Thai Engineering & Construction Public Co., Ltd.	783,100	226,202
Thai Oil	137,800	221,917
Total Access Communication Public Co., Ltd. (a)	288,000	829,440
True Corp.(a)	1,971,900	456,178
		14,344,909

Turkey 4.5%
Akbank TAS	283,650	1,376,228
Akcansa Cimento AS	352,102	1,278,000
Dogan Yayin Holding (a)	299,900	821,948
Enka Insaat ve Sanayi AS	68,778	988,365
Hurriyet Gazetecilik	587,671	1,279,817
Trakya CAM Sanayi	324,329	1,081,097

Turkcell Iletisim Hizmet AS	185,968	1,274,225
Turkiye Garanti Bankasi AS (a)	491,718	1,864,886
Yapi ve Kredi Bankasi AS (a)	655,180	2,620,720
		12,585,286

United Kingdom 0.7%
Highland Gold Mining Ltd.	323,100	1,250,460
Peter Hambro Mining plc (a)	68,439	817,228
		2,067,688

Total Common Stocks 93.2%		261,661,098

Preferred Stocks 3.3%
Brazil 2.3%
All America Latina Logistica	113,000	619,787
Banco Bradesco SA	42,878	1,240,910
Banco Itau Holding Financiera SA	2,361	384,513
Banco Nacional SA (a) (c) (d)	19,271,000	0
Braskem SA	9,230,000	374,211
Braxil Telecom Participacoes SA (a)	2,000	13
Companhia Energetica de Minas Gerais	13,743,900	316,454
Companhia Vale do Rio Doce	2,729	73,359
Empresa Brasileira de Aeronautica SA	2	16
Gerdau SA	37,500	621,958
Lojas Arupau SA, 144A - Private Placement (a) (b) (c) (d)	31,632,300	0
Petroleo Brasileiro SA	11,839	457,204
Telesp Celular Participacoes SA (a)	737,877,563	1,762,508
Uniao de Bancos Brasileiros SA	40,130	277,950
Usiminas, SA (a)	22,964	494,358
		6,623,241

Republic of Korea 1.0%
Daishin Securities Co., Ltd.	39,240	390,275
Hyundai Motor Co.	12,310	431,547
Samsung Electronics Co., Ltd.	5,710	1,875,219
		2,697,041

Total Preferred Stocks		9,320,282

Corporate Bond 0.4%
MCSI Holding Ltd. ($1,268,157 par, 5.00% coupon, 04/15/07 maturity) (c) (d)		1,103,296

Investment Company 0.4%
Morgan Stanley Growth Fund (e)	2,195,167	1,102,862

Total Long-Term Investments 97.3%
(Cost $192,943,266)		273,187,538

Repurchase Agreement 0.6%
State Street Bank & Trust Co. ($1,658,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.85%, dated 03/31/05, to be sold on 04/01/05 at $1,658,085) (Cost $1,658,000)	1,658,000

Total Investments 97.9%
(Cost $194,601,266)	274,845,538

Foreign Currency 1.4%
(Cost $4,170,901)	4,043,289

Other Assets in Excess of Liabilities 0.7%	1,921,546

Net Assets 100.0%	$280,810,373

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
(b)

144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors.
(d)		Security has been deemed illiquid.
(e)		The fund is advised by an affiliate which earns a management fee as adviser to the Fund.
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

Forward foreign currency contracts outstanding as of March 31, 2005:

	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
South African Rand
26,138,574 expiring 06/27/05	$4,144,582	$(294,582)

South African Rand
18,508,496 expiring 07/22/05	2,926,951	(102,951)
	$7,071,533	$(397,533)

Emerging Markets Fund

March 31, 2005

Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets

Diversified Banks	$42,703,862	15.2%
Wireless Telecommunication Services	30,479,201	10.9%
Integrated Oil & Gas	22,592,742	8.0%
Semiconductors	12,120,220	4.3%
Diversified Metals & Mining	11,660,858	4.2%
Construction & Engineering	8,762,887	3.1%
Other Diversified Financial Services	8,510,685	3.0%
Electric Utilities	7,999,269	2.8%
General Merchandise Stores	7,918,278	2.8%
Electronic Equipment Manufacturers	7,607,862	2.7%
Integrated Telecommunication Services	7,509,856	2.7%
Broadcasting & Cable TV	5,562,480	2.0%
Tobacco	5,191,248	1.8%
Life & Health Insurance	4,420,390	1.6%
Gold	3,889,093	1.4%
Systems Software	3,709,887	1.3%
Electrical Components & Equipment	3,672,127	1.3%
Publishing	3,502,851	1.2%
Steel	3,362,369	1.2%
Auto Parts & Equipment	3,044,078	1.1%
Tires & Rubber	3,006,057	1.1%
Construction Materials	3,003,460	1.1%
Industrial Conglomerates	2,915,361	1.0%
Photographic Products	2,816,775	1.0%
Airlines	2,790,964	1.0%
Heavy Electrical Equipment	2,752,257	1.0%
Automobile Manufacturers	2,640,367	0.9%
IT Consulting & Other Services	2,266,594	0.8%
Hypermarkets & Super Centers	2,139,064	0.8%
Soft Drinks	2,121,924	0.8%
Apparel Retail	2,120,337	0.8%
Packaged Foods	1,956,111	0.7%
Computer Storage & Peripherals	1,934,776	0.7%
Application Software	1,930,651	0.7%
Home Furnishings	1,904,052	0.7%
Food Retail	1,873,884	0.7%
Computer Hardware	1,773,948	0.6%
Construction & Farm Machinery	1,714,179	0.6%
Apparel & Accessories	1,692,382	0.6%
Pharmaceuticals	1,680,534	0.6%
Paper Products	1,657,333	0.6%
Precious Metals & Minerals	1,275,673	0.5%

Aluminum	1,260,614	0.4%
Real Estate Management & Development	1,208,522	0.4%
Railroads	1,206,075	0.4%
Computer & Electronics Retail	1,103,296	0.4%
Homebuilding	1,092,404	0.4%
Building Products	1,081,097	0.4%
Motorcycle Manufacturers	1,075,464	0.4%
Oil & Gas Drilling	1,003,630	0.4%
Commodity Chemicals	1,001,961	0.4%
Oil & Gas Refining & Marketing	949,244	0.3%
Textile	927,689	0.3%
Specialty Stores	899,403	0.3%
Brewers	884,366	0.3%
Agricultural Products	868,252	0.3%
Thrifts & Mortgage Finance	865,198	0.3%
Highways & Railtracks	722,111	0.3%
Household Appliances	661,357	0.2%
Household Products	568,664	0.2%
Property & Casualty	525,540	0.2%
Casinos & Gaming	513,079	0.2%
Communications Equipment	446,912	0.2%
Hotels	430,592	0.2%
Consumer Electronics	403,098	0.1%
Metal & Glass Containers	332,628	0.1%
Airport Services	329,781	0.1%
Industrial Machinery	283,016	0.1%
Trading Companies & Distributors	241,251	0.1%
Department Stores	72,111	0.0%
Personal Products	43,218	0.0%
Aerospace & Defense	39	0.0%
	$273,187,538	97.3%

Van Kampen Emerging Markets Income Fund

Portfolio of Investments March 31, 2005 (Unaudited)

Par Amount (000)	Description	Coupon	Maturity	Value

	Domestic Corporate Bonds 0.0%
	Telecommunications 0.0%
$465	Exodus Communications, Inc. (a) (b) (c)	11.625%	07/15/10	$0
2,139	Rhythms Netconnections, Inc. (a) (b) (c)	13.500	05/15/08	0
245	Rhythms Netconnections, Inc. (a) (b) (c)	14.000	02/15/10	0

Total Domestic Corporate Bonds				0

	Foreign Bonds and Debt Securities 13.7%
	Chile 1.7%
585	Empresa Nacional Del Petro	6.750	11/15/12	631,216
420	Empresa Nacional Del Petro, 144A-Private Placement (d)	6.750	11/15/12	453,180
				1,084,396

	Indonesia 3.1%
3,230	Pindo Deli Finance Mauritius (a)	10.750	10/01/07	985,150
700	Tjiwi Kimia Finance Mauritius (a)	10.000	08/01/04	297,500
1,520	Tjiwi Kimia Intl Finance (a)	13.250	08/01/49	646,000
				1,928,650

	Mexico 8.9%
1,250	Pemex Project Funding Master Trust	9.125	10/13/10	1,446,875
1,300	Pemex Project Funding Master Trust, 144A - Private Placement (Variable Rate Coupon) (d) (f)	4.310	06/15/10	1,329,250
380	Pemex Project Funding Master Trust, 144A - Private Placement (d)	8.625	12/01/23	432,250
1,480	Pemex Project Funding Master Trust, 144A - Private Placement (d)	9.500	09/15/27	1,820,400
1,013	Satelites Mexicanos SA (a)	10.125	11/01/04	521,695
				5,550,470

	United Kingdom 0.0%
665	Esprit Telecom Group (DEM) (a) (c)	11.000	06/15/08	0

Total Foreign Bonds and Debt Securities				8,563,516

	Foreign Convertible Corporate Obligation 0.0%
425	KPNQuest NV (Convertible into 60,369 Common Shares) (EUR) (Netherlands) (a) (b)	10.000	03/15/12	31

Par Amount in Local Currency (000)	Description	Coupon	Maturity	Value

	Foreign Government Obligations 81.4%
	Argentina 3.0%
1,210	Republic of Argentina (a)	0.000	04/10/05	429,550
450	Republic of Argentina (a)	12.125	05/21/05	132,756
2,480	Republic of Argentina (a)	11.750	04/07/09	756,400
360	Republic of Argentina (a)	11.375	03/15/10	109,800
215	Republic of Argentina (a)	11.375	01/30/17	65,575
50	Republic of Argentina (a)	12.000	02/01/20	15,250
602	Republic of Argentina (a) (e)	6.000	03/31/23	352,170
110	Republic of Argentina (a)	11.750	06/15/15	33,550
				1,895,051

	Brazil 14.8%
1,690	Federated Republic of Brazil	14.500	10/15/09	2,131,090
2,562	Federated Republic of Brazil (e)	8.000	04/15/14	2,544,882
1,010	Federated Republic of Brazil	10.500	07/14/14	1,113,525
230	Federated Republic of Brazil	8.875	10/14/19	225,055
520	Federated Republic of Brazil (e)	6.000	04/15/24	468,000
1,215	Federated Republic of Brazil	8.875	04/15/24	1,156,680
170	Federated Republic of Brazil	11.000	08/17/40	189,422
1,580	Federated Republic of Brazil (Variable Rate) (e) (f)	3.062	04/15/24	1,433,850
				9,262,504

	Bulgaria 3.6%
670	Republic of Bulgaria	8.250	01/15/15	814,050
1,187	Republic of Bulgaria, 144A - Private Placement (d)	8.250	01/15/15	1,442,205
				2,256,255

	Columbia 2.4%
759	Republic of Columbia	9.750	04/09/11	838,645
450	Republic of Columbia	11.750	02/25/20	537,750
100	Republic of Columbia	10.375	01/28/33	106,500
				1,482,895

	Ecuador 1.6%
1,110	Republic of Ecuador (g)	8.000	08/15/30	1,004,550

	Ivory Coast 0.1%
495	Ivory Coast Government International Bond (Variable Rate) (a) (f)	2.000	03/29/18	87,862

	Malaysia 1.8%
970	Malaysia	8.750	06/01/09	1,113,640

	Mexico 11.1%
1,080	United Mexican States	10.375	02/17/09	1,279,260
350	United Mexican States	8.375	01/14/11	399,175
1,300	United Mexican States	8.375	01/14/11	1,482,650
1,502	United Mexican States	8.125	12/30/19	1,725,047
961	United Mexican States	11.500	05/15/26	1,455,915
540	United Mexican States	8.300	08/15/31	619,650
				6,961,697

	Nigeria 1.5%
1,000	Central Bank of Nigeria	6.250	11/15/20	925,000

	Panama 3.9%
680	Republic of Panama	9.625	02/08/11	771,800
400	Republic of Panama	10.750	05/15/20	498,000
760	Republic of Panama	8.875	09/30/27	820,800
310	Republic of Panama	9.375	04/01/29	354,950
				2,445,550

	Peru 2.4%
440	Republic of Peru	9.875	02/06/15	510,400
470	Republic of Peru	8.375	05/03/16	491,150
525	Republic of Peru (Variable Rate) (e) (f)	5.000	03/07/17	491,906
				1,493,456

	Philippines 4.9%
2,200	Republic of Philippines	8.875	03/17/15	2,233,000
840	Republic of Philippines	9.500	02/02/30	823,200
				3,056,200

	Qatar 0.7%
320	State of Qatar	9.750	06/15/30	462,000

	Russia 16.0%
1,500	Aries Vermogensverwaltung	9.600	10/25/14	1,808,346
940	Russian Federation	8.250	03/31/10	1,017,550
1,616	Russian Federation	11.000	07/24/18	2,234,120
2,370	Russian Federation	12.750	06/24/28	3,885,331
873	Russian Federation (g)	5.000/7.500	03/31/30	901,279
130	Russian Federation, 144A - Private Placement (d) (g)	5.000/7.500	03/31/30	134,225
				9,980,851

	Tunisia 0.3%
200	Central Bank of Tunisia	7.375	04/24/12	222,500

	Turkey 7.3%
640	Citigroup Global Mkts Hldgs - Turkish Currency Indexed Credit Linked Note, 144A - Private Placement (Republic of Turkey) (d)	0.000	02/23/06	823,168

451	Citigroup Global Mkts Hldgs - Turkish Currency Indexed Credit Linked Note, 144A - Private Placement (Republic of Turkey) (d)	0.000	02/23/06	593,381
560	Citigroup Global Mkts Hldgs - Turkish Currency Indexed Credit Linked Note, 144A - Private Placement (Republic of Turkey) (d)	0.000	02/23/06	762,888
935	Republic of Turkey	11.500	01/23/12	1,141,869
1,000	Republic of Turkey	11.000	01/14/13	1,215,000
				4,536,306

	Ukraine 1.4%
800	Ukraine Government (Variable Rate), 144A - Private Placement (d) (f)	6.365	08/05/09	856,000

	Venezuela 4.6%
1,140	Republic of Venezuela	10.750	09/19/13	1,271,100
450	Republic of Venezuela	8.500	10/08/14	444,375
430	Republic of Venezuela	9.250	09/15/27	428,065
720	Republic of Venezuela	9.375	01/13/34	714,600
				2,858,140

Total Foreign Government Obligations 81.4%				50,900,457

Description	Value

Equities 0.1%
Cental Bank of Nigeria (750 Common Stock Warrants) (c) (h)	0
Dobson Communications Corp. (6 Preferred Shares) (i)	4,215
Republic of Venezuela (3,200 Common Stock Warrants) (h)	68,000
Viatel Holding Bermuda Ltd. (876 Common Shares) (h)	482

Total Equities	72,697

Total Long-Term Investments 95.2% (Cost $57,668,055)	59,536,701

Repurchase Agreement 5.3%
State Street Bank & Trust Co. ($3,296,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.85%, dated 03/31/05, to be sold on 04/01/05 at $3,296,169) (Cost $3,296,000)	3,296,000

Total Investments 100.5% (Cost $60,964,055)	62,832,701

Liabilities in Excess of Other Assets (0.5%)	(329,369)

Net Assets 100.0%	$62,503,332

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing as security is in default.
(b)		This borrower has filed for protection in federal bankruptcy court.
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Trustees.
(d)

144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)

Item represents a “Brady Bond” which is the product of the “Brady Plan” under which various Latin American, African, and Southeast Asian nations have converted their outstanding external defaulted commercial bank loans into bonds. Certain Brady Bonds have been collateralized, as to principal due at maturity, by U.S. Treasury zero coupon bonds with a maturity date equal to the final maturity date of such Brady Bonds.

(f)		Variable rate security. Interest rate shown is that in effect at March 31, 2005.
(g)		Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.
(h)		Non-income producing security.
(i)		Payment-in-kind security.
EUR	-	Eurodollar
DEM	-	German Mark

Futures contracts outstanding as of March 31, 2005:

	Contracts	Unrealized Appreciation/Depreciation
Short Contracts:
2-Year U.S. Treasury Note – June 2005 (Current Notional Value of $206,891 per contract)	14	$9,399

Summary of Long Term Investments by Industry Classification (Unaudited)

Industry	Value	Percent of Net Assets
Foreign Government Obligations	$50,968,457	81.5%
Energy	6,113,171	9.8
Forest Products	1,928,650	3.1
Financial	0	0.0
Cable	521,695	0.8
Alternative Carriers	482	0.0
Telecommunications	32	0.0
Wireless Telecommunication Services	4,215	0.0
	$59,536,701	95.2%

Van Kampen Equity Growth Fund

Portfolio of Investments March 31, 2005 (Unaudited)

Description	Number of Shares	Value

Common Stocks 97.8%
Advertising 0.6%
Lamar Advertising Co., Class A (a)	18,300	$737,307

Air Freight & Couriers 1.0%
CH Robinson Worldwide, Inc.	21,410	1,103,257

Apparel & Accessories 0.8%
Coach, Inc. (a)	16,400	928,732

Apparel Retail 0.8%
Chico’s FAS, Inc. (a)	33,886	957,618

Asset Management & Custody Banks 1.5%
Legg Mason, Inc.	21,900	1,711,266

Biotechnology 2.0%
Genentech, Inc. (a)	40,500	2,292,705

Broadcasting & Cable TV 0.8%
Univision Communications, Inc., Class A (a)	31,445	870,712

Casinos & Gaming 5.1%
International Game Technology	74,800	1,994,168
Las Vegas Sands Corp. (a)	12,781	575,145
Station Casinos, Inc.	21,100	1,425,305
Wynn Resorts, Ltd. (a)	25,785	1,746,676
		5,741,294

Communications Equipment 3.4%
Crown Castle International Corp. (a)	51,693	830,189
QUALCOMM, Inc.	82,158	3,011,091
		3,841,280

Computer Hardware 5.2%
Apple Computer, Inc. (a)	22,400	933,408
Dell, Inc. (a)	114,350	4,393,327
Shanda Interactive Entertainment, Ltd. - ADR (Cayman Islands) (a)	19,500	588,900
		5,915,635

Computer Storage & Peripherals 0.0%
Seagate Technology, Inc. (a) (b) (c)	15,200	0

Data Processing & Outsourcing Services 1.6%
First Data Corp.	14,500	569,995
Paychex, Inc.	37,680	1,236,658
		1,806,653

Diversified Commercial Services 4.8%
Apollo Group, Inc., Class A (a)	46,000	3,406,760
ChoicePoint, Inc. (a)	21,900	878,409
Corporate Executive Board Co.	17,900	1,144,705
		5,429,874

Diversified Metals & Mining 1.2%
Cameco Corp. (Canada)	30,300	1,340,472

Fertilizers & Agricultural Chemicals 3.0%
Monsanto Co.	53,270	3,435,915

General Merchandise Stores 1.6%
Sears Holdings Corp. (a)	13,300	1,771,161

Health Care Distributors 1.2%
Patterson Co., Inc. (a)	27,300	1,363,635

Health Care Equipment 5.5%
Alcon, Inc. (Switzerland)	29,000	2,589,410
Kinetic Concepts, Inc. (a)	5,198	310,061
Medtronic, Inc.	33,300	1,696,635
St. Jude Medical, Inc. (a)	22,600	813,600
Zimmer Holdings, Inc. (a)	10,400	809,224
		6,218,930

Home Entertainment Software 2.3%
Electronic Arts, Inc. (a)	49,700	2,573,466

Home Improvement Retail 1.4%
Home Depot, Inc.	40,450	1,546,808

Homebuilding 0.7%
Pulte Homes, Inc.	11,200	824,656

Hotels 3.3%
Carnival Corp. (Panama)	72,700	3,766,587

Household Products 0.7%
Procter & Gamble Co.	15,750	834,750

Hypermarkets & Super Centers 4.2%
Costco Wholesale Corp.	19,800	874,764
Wal-Mart Stores, Inc.	77,875	3,902,316
		4,777,080

Insurance Brokers 1.0%
Marsh & McLennan Cos., Inc.	37,300	1,134,666

Integrated Oil & Gas 0.9%
Suncor Energy, Inc. (Canada)	25,900	1,041,439

Internet Retail 4.7%
Amazon.com, Inc. (a)	32,400	1,110,348
eBay, Inc. (a)	111,758	4,164,103
		5,274,451

Internet Software & Services 4.7%
Google, Inc., Class A (a)	10,150	1,832,176
Yahoo!, Inc. (a)	101,940	3,455,766
		5,287,942

IT Consulting & Other Services 0.8%
Infosys Technologies, Ltd. - ADR (India)	12,500	921,625

Managed Health Care 3.6%
UnitedHealth Group, Inc.	43,000	4,101,340

Movies & Entertainment 1.0%
News Corp., Class B	61,390	1,081,078

Multi-Utilities & Unregulated Power 1.2%
Questar Corp.	23,800	1,410,150

Oil & Gas Exploration & Production 2.0%
Ultra Petroleum Corp. (Canada) (a)	44,795	2,275,586

Other Diversified Financial Services 3.4%
Brascan Corp., Class A (Canada)	49,900	1,883,725
Chicago Mercantile Exchange Holdings, Inc.	4,090	793,583
Citigroup, Inc.	25,466	1,144,442
		3,821,750

Packaged Foods 1.5%
Wm. Wrigley Jr. Co.	25,200	1,652,364

Personal Products 1.2%
Gillette Co.	26,200	1,322,576

Pharmaceuticals 4.4%
Johnson & Johnson	58,650	3,938,934
Novartis AG - ADR (Switzerland)	23,600	1,104,008
		5,042,942

Property & Casualty 1.9%
Berkshire Hathaway, Inc., Class B (a)	770	2,199,120

Publishing 0.8%
Getty Images, Inc. (a)	12,200	867,542

Restaurants 1.1%
Starbucks Corp. (a)	23,400	1,208,844

Semiconductors 1.4%
Marvell Technology Group, Ltd. (Bermuda) (a)	42,020	1,611,047

Soft Drinks 1.0%
PepsiCo, Inc.	22,200	1,177,266

Specialized Finance 1.1%
Moody’s Corp.	15,100	1,220,986

Specialty Stores 0.9%
PETsMART, Inc.	36,920	1,061,450

Systems Software 2.6%
Adobe Systems, Inc.	17,900	1,202,343
Microsoft Corp.	47,200	1,140,824
Red Hat, Inc. (a)	51,800	565,138
		2,908,305

Tobacco 1.0%
Altria Group, Inc.	17,400	1,137,786

Wireless Telecommunication Services 2.9%
America Movil SA de CV, Class L - ADR (Mexico)	41,100	2,120,760
Nextel Communications, Inc., Class A (a)	41,500	1,179,430
		3,300,190

Total Long-Term Investments 97.8%
(Cost $100,520,734)		110,850,238

Repurchase Agreement 2.7%
State Street Bank & Trust Co. ($3,039,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.85%, dated 03/31/05, to be sold on 04/01/05 at $3,039,156)		3,039,000
(Cost $3,039,000)

Total Investments 100.5%
(Cost $103,559,734)		113,889,238

Liabilities in Excess of Other Assets (0.5%)		(573,998)
Net Assets 100.0%		$113,315,240

  Percentages are calculated as a percentage of net assets.

(a)                                    Non-income producing security as this stock currently does not declare dividends.

(b)                                    Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(c)                                     Security has been deemed illiquid.

ADR   -   American Depositary Receipt

Van Kampen Focus Equity Fund

Portfolio of Investments March 31, 2005 (Unaudited)

Description	Number of Shares	Value

Common Stocks 97.5%
Air Freight & Couriers 1.5%
C.H. Robinson Worldwide, Inc.	52,000	$2,679,560

Apparel Retail 1.7%
Chico’s FAS, Inc. (a)	109,100	3,083,166

Asset Management & Custody Banks 1.5%
Legg Mason, Inc.	35,100	2,742,714

Biotechnology 3.6%
Genentech, Inc. (a)	112,400	6,362,964

Broadcasting & Cable TV 1.6%
Univision Communications, Inc., Class A (a)	101,040	2,797,798

Casinos & Gaming 7.4%
International Game Technology	151,100	4,028,326
Las Vegas Sands Corp. (a)	21,496	967,320
Station Casinos, Inc.	67,600	4,566,380
Wynn Resorts, Ltd. (a)	54,300	3,678,282
		13,240,308

Communications Equipment 4.7%
Crown Castle International Corp. (a)	168,523	2,706,479
QUALCOMM, Inc.	156,752	5,744,961
		8,451,440

Computer Hardware 4.4%
Dell, Inc. (a)	204,525	7,857,850

Data Processing & Outsourcing Services 1.2%
Paychex, Inc.	66,990	2,198,612

Diversified Commercial Services 5.6%
Apollo Group, Inc., Class A (a)	85,400	6,324,724
Corporate Executive Board Co.	56,800	3,632,360
		9,957,084

Fertilizers & Agricultural Chemicals 3.6%
Monsanto Co.	99,130	6,393,885

Gas Utilities 2.0%
Questar Corp.	59,300	3,513,525

General Merchandise Stores 1.6%
Sears Holdings Corp. (a)	21,700	2,889,789

Health Care Distributors 1.2%
Patterson Cos., Inc. (a)	44,700	2,232,765

Health Care Equipment 5.1%
Alcon, Inc. (Switzerland)	58,400	5,214,536
Kinetic Concepts, Inc. (a)	20,925	1,248,176
Medtronic, Inc.	52,000	2,649,400
		9,112,112

Home Entertainment Software 3.2%
Electronic Arts, Inc. (a)	111,900	5,794,182

Home Improvement Retail 2.0%
Home Depot, Inc.	92,000	3,518,080

Hotels 5.2%
Carnival Corp.	181,500	9,403,515

Hypermarkets & Super Centers 4.0%
Wal-Mart Stores, Inc.	144,725	7,252,170

Integrated Oil & Gas 1.6%
Suncor Energy, Inc. (Canada)	70,700	2,842,847

Internet Retail 4.7%
eBay, Inc. (a)	227,400	8,472,924

Internet Software & Services 6.5%
Google, Inc., Class A (a)	22,510	4,063,280
Yahoo!, Inc. (a)	222,900	7,556,310
		11,619,590

Managed Health Care 4.1%
UnitedHealth Group, Inc.	76,800	7,325,184

Movies & Entertainment 1.6%
News Corp., Class B	161,100	2,836,971

Oil & Gas Exploration & Production 3.5%
Ultra Petroleum Corp. (a)	125,140	6,357,112

Other Diversified Financial Services 2.5%
Brascan Corp., Class A (Canada)	118,700	4,480,925

Packaged Foods 2.1%
Wm. Wrigley Jr. Co.	56,200	3,685,034

Property & Casualty 2.0%
Berkshire Hathaway, Inc., Class B (a)	1,233	3,521,448

Semiconductors 1.7%
Marvell Technology Group, Ltd. (Bermuda) (a)	80,700	3,094,038

Specialized Finance 1.2%
Moody’s Corp.	27,100	2,191,306

Specialty Stores 1.4%
PETsMART, Inc.	89,740	2,580,025

Wireless Telecommunication Services 3.5%
America Movil SA de CV, Class L - ADR (Mexico)	81,900	4,226,040
Nextel Communications, Inc., Class A (a)	69,600	1,978,032
		6,204,072

Total Long-Term Investments 97.5% (Cost $159,545,075)		174,692,995

Repurchase Agreement 3.3%
State Street Bank & Trust Co. ($5,983,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.85%, dated 03/31/05, to be sold on 04/01/05 at $5,983,307) (Cost $5,983,000)		5,983,000

Total Investments 100.8% (Cost $165,528,075)		180,675,995

Liabilities in Excess of Other Assets (0.8%)		(1,434,082)

Net Assets 100.0%		$179,241,913

Percentages are calculated as a percentage of net assets.

(a)		Non income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt

Van Kampen Global Equity Allocation Fund

Portfolio of Investments March 31, 2005 (Unaudited)

Description	Number of Shares	Value

Common Stocks 92.4%
Australia 1.8%
Alumina, Ltd.	22,157	100,939
Amcor, Ltd.	17,205	95,280
AMP, Ltd.	12,959	70,964
Ansell, Ltd.	1,626	12,375
Australia and New Zealand Banking Group, Ltd.	14,090	224,715
Australian Gas & Light Co., Ltd.	4,531	49,764
BHP Biliton, Ltd.	68,508	946,887
BlueScope Steel, Ltd.	13,998	94,193
Boral, Ltd.	11,398	53,776
Brambles Industries Plc	9,647	59,319
Centro Properties Group	1	4
Coca-Cola Amatil, Ltd.	5,002	33,194
Coles Myer, Ltd.	10,467	76,181
Commonwealth Bank of Australia	11,642	314,798
CSL, Ltd.	840	22,207
CSR, Ltd.	18,491	35,183
Fairfax	9,776	31,606
Foster’s Group, Ltd.	19,893	78,931
Insurance Australia Group, Ltd.	16,561	81,210
Leighton Holdings, Ltd.	2,104	16,599
Lend Lease Corp., Ltd.	4,040	39,372
Macquarie Bank, Ltd.	2,036	75,635
Macquarie Infrastructure Group, Ltd.	22,052	61,402
Mayne Nickless, Ltd.	8,774	26,195
National Australia Bank, Ltd.	15,124	331,629
Newcrest Mining, Ltd.	6,346	85,454
OneSteel, Ltd.	10,851	21,737
Orica, Ltd.	5,470	77,212
Origin Energy, Ltd.	63,108	348,022
PaperlinX, Ltd.	8,808	27,931
Patrick Corp., Ltd.	9,102	41,395
QBE Insurance Group, Ltd.	6,633	76,391
Rinker Group, Ltd.	18,185	151,904
Rio Tinto, Ltd.	5,942	207,456
Santos, Ltd.	47,268	329,035
Southcorp, Ltd.	6,940	22,706
Stockland Trust Group (a)	384	1,717
Suncorp-Metway, Ltd.	5,372	80,731

Tabcorp Holdings, Ltd.	3,953	51,457
Telstra Corp., Ltd.	21,034	82,808
Transurban Group	5,387	29,416
Wesfarmers, Ltd.	3,661	112,528
Westpac Banking Corp., Ltd.	16,465	242,344
WMC Resources, Ltd.	22,280	137,343
Woodside Petroleum, Ltd	37,712	708,791
Woolworths, Ltd.	9,631	119,558
		5,888,294

Austria 0.6%
Bank of Austria Creditanstalt, AG	4,283	422,037
Boehler-Udderholm, AG	208	28,387
Erste Bank Der Oester Spark	13,696	716,517
Flughafen Wein, AG	745	50,045
IMMOFINANZ Immobilien Anlagen (a)	9,988	91,038
Oesterreichish Elektrizitaets, AG, Class A	662	150,205
OMV, AG	879	279,332
RHI, AG (a)	826	25,542
Telekom Austria, AG	6,204	121,461
Voestalpine, AG	445	34,364
Wienerberger Baustoffindustrie, AG	1,084	49,346
		1,968,274

Belgium 0.6%
AGFA-Gevaert, NV	970	33,944
Bekaert, SA	94	7,904
Dexia	21,370	508,428
Electrabel, SA	210	94,234
Fortis, AG	27,688	789,057
KBC Bankverzekerin Holdings	1,629	137,391
Solvay, SA	1,214	144,730
UCB, SA	1,041	50,385
Umicore	334	33,908
		1,799,981

Bermuda 0.5%
Accenture, Ltd., Class A (a)	4,700	113,505
Cheung Kong Infrastructure	10,000	28,656
Esprit Holdings, Ltd.	17,500	119,481
Everest Re Group, Ltd.	100	8,511
Ingersoll-Rand Co., Class A	2,900	230,985
Johnson Electric Holdings, Ltd.	30,500	27,570
Kerry Properties, Ltd.	10,500	23,088
Li & Fung, Ltd.	33,000	60,293
Nabors Industries Ltd. (a)	1,500	88,710
SCMP Group, Ltd.	8,000	3,539
Shangri-La Asia, Ltd.	23,004	33,329
Tyco International, Ltd.	29,000	980,200
Weatherford International, Ltd. (a)	1,700	98,498

Yue Yuen Industrial Holding	11,000	31,310
		1,847,675

Brazil 0.1%
Companhia Brasileira de Distribuicao - ADR	700	14,693
Sider Nacional Cia	3,720	88,160
Souza Cruz (Cia)	4,000	47,922
Uniao de Bancos Brasileiros SA - GDR	3,800	130,644
		281,419

Canada 4.0%
Abitibi-Consolidated, Inc.	9,450	43,745
Agrium, Inc.	4,450	81,551
Alcan, Inc.	7,645	290,696
ATI Technologies, Inc. (a)	1,700	29,342
Ballard Power Systems, Inc. (a)	700	3,564
Bank of Montreal	9,200	427,242
Bank of Nova Scotia	17,300	565,584
Barrick Gold Corp.	9,200	220,541
BCE, Inc.	8,700	217,545
Biovail Corp. (a)	4,100	61,682
Bombardier, Inc., Class B (a)	25,400	56,689
Brascan Corp., Class A	3,900	147,328
C.I. Fund Management, Inc.	8,800	125,553
CAE, Inc.	3,000	14,830
Cameco Corp.	3,600	159,415
Canadian Imperial Bank of Commerce	7,100	430,548
Canadian Natural Resources, Ltd.	8,000	452,060
Canadian Pacific Railway, Ltd.	4,350	157,316
Canadian Tire Corp., Class A	1,900	89,601
Celestica, Inc. (a)	5,100	68,548
Cognos, Inc. (a)	900	37,875
CP Ships, Ltd.	2,025	28,657
Dofasco, Inc.	3,300	97,247
Domtar, Inc.	11,500	97,723
Enbridge, Inc.	3,800	195,379
EnCana Corp.	17,316	1,222,819
Fairfax Financial Holdings, Ltd.	100	14,935
Fairmont Hotels & Resorts, Inc.	2,025	67,023
Four Seasons Hotels, Inc.	700	49,271
George Weston, Ltd.	3,200	288,747
Glamis Gold Ltd (a)	1,500	23,286
Goldcorp, Inc.	2,000	28,502
Hudson’s Bay Co.	700	7,569
Husky Energy, Inc.	6,100	183,189
IGM Financial, Inc.	775	24,120
Imperial Oil, Ltd.	6,100	463,998
Inco, Ltd. (a)	7,150	283,931
Kinross Gold Corp. (a)	3,400	20,685
Magna International, Inc., Class A	3,000	200,868

Manulife Financial Corp.	6,622	317,326
Manulife Financial Corp.	5,756	274,775
MDS, Inc., Class B	8,600	124,903
Meridian Gold Inc. (a)	1,100	18,549
Methanex Corp.	600	11,561
MI Devolpments, Inc., Class A	1,650	52,224
National Bank of Canada	2,200	95,238
Nexen, Inc.	5,300	290,027
Noranda, Inc.	10,750	216,022
Nortel Networks Corp. (a)	82,764	225,082
Nova Chemicals Corp.	600	25,622
Novelis Inc.	1,629	35,684
Penn West Petroleum, Ltd.	2,100	139,045
Petro-Canada	7,400	429,717
Placer Dome, Inc.	7,600	122,882
Potash Corp. of Saskatchewan, Inc.	3,600	315,794
Power Corp. of Canada	10,800	267,556
Precision Drilling Corp. (a)	2,100	157,099
Rogers Communication, Inc., Class B	6,800	185,099
Royal Bank of Canada	10,600	644,543
Shell Canada, Ltd.	2,200	158,215
Sun Life Financial, Inc.	5,189	169,214
Suncor Energy, Inc.	14,900	600,188
Talisman Energy, Inc.	15,600	533,733
Teck Cominco, Ltd.	5,493	203,646
Thomson Corp. (The)	5,600	187,801
Toronto Dominion Bank	117	4,838
TransAlta Corp.	3,500	53,234
TransCanada Corp.	7,844	193,352
		13,032,173

Cayman Islands 0.3%
ACE, Ltd.	1,100	45,397
ASM Pacific Technology, Ltd.	1,000	4,321
GlobalSantaFe Corp.	4,998	185,126
Hutchison Telecom (a)	28,000	26,746
Transocean, Inc. (a)	10,200	524,892
XL Capital, Ltd.	2,200	159,214
		945,696

China 1.1%
Aluminum Corp. of China, Ltd.	244,000	140,781
Angang New Steel Co.	66,000	38,715
Beijing Capital International	100,000	37,183
Byd Co., Ltd., Class H	11,000	32,298
China Life Insurance Co., Ltd., Class H (a)	549,000	366,030
China Oilfield Services, Ltd., Class H	114,000	39,465
China Petroleum & Chemical Corp., Class H	1,238,000	503,971

China Shipping Container Lines	158,000	76,981
China Shipping Development Co., Ltd.	96,000	84,315
China Southern Airlines Co., Ltd. (a)	86,000	28,669
China Telecom Corp., Ltd.	1,024,000	357,773
Datang International Power Generation Co., Ltd.	106,000	76,788
Huaneng Power International, Inc., Class H	226,000	166,616
Hudian Power International Co.	106,000	28,881
Jiangsu Express	90,000	41,253
Jiangxi Copper Co., Ltd.	85,000	45,228
Maanshan Iron & Steel	128,000	44,722
PetroChina Co., Ltd.	1,298,000	807,157
PICC Property & Casualty Co., Ltd., Class H (a)	256,000	80,417
Ping An Insurance Co. of China, Ltd	194,000	305,949
Sinopec Shangai Petrochemical	172,000	70,570
Sinopec Zhenhai Refining & Chemical Co. Ltd, Class H	54,000	58,159
Sinotrans, Ltd.	132,000	38,080
Weiqiao Textile Co.	25,500	36,455
Yanzhou Coal Minining Co., Ltd., Class H	90,000	122,318
Zhejiang Expressway Co., Ltd.	106,000	74,750
		3,703,524

Denmark 0.3%
Danske Bank A/S	19,751	573,168
DSV	200	15,263
Gn Store Nord DKK4	4,500	51,687
ISS A/S	400	32,509
Novo-Nordisk A/S	3,050	169,854
Novozymes A/S	1,081	53,052
Vestas Wind Systems A/S (a)	2,500	36,111
		931,644

Finland 0.7%
Fortum Oyj	7,197	140,156
Kesko Oyj	5,585	143,521
Kone Oyj, Class B	710	55,205
Metso Oyj	7,300	130,804
Nokia Oyj	62,777	973,466
Outokumpu Oyj	4,356	77,883
Sampo Oyj, Class A	8,129	118,044
Stora Enso Oyj	14,950	209,922
TietoEnator Oyj	3,582	122,469
UPM-Kymmene Oyj	11,221	248,781
Uponor Oyj	626	13,149
Wartsila Oyj	2,904	76,810
		2,310,210

France 3.0%
Accor, SA	3,840	187,998

Air Liquide	1,933	355,634
Alcatel, SA (a)	16,646	202,011
Alstom (a)	64,828	55,475
Atos Origin (a)	43	2,907
Autoroutes	992	50,328
Axa	18,811	501,202
BNP Paribas, SA	16,496	1,168,848
Bouygues, SA	4,051	160,616
Business Objects, SA (a)	289	7,738
Cap Gemini, SA (a)	2,281	79,555
Carrefour, SA	1,752	92,997
Casino Guichard	172	14,462
CNP Assurances	954	67,597
Compagnie de Saint-Gobain	4,431	270,015
Credit Agricole, SA	7,189	195,459
Dassault Systemes, SA	332	15,669
Essilor International, SA	392	28,335
France Telecom, SA	13,200	395,344
Gecina	710	81,100
Hermes International	99	19,934
Imerys, SA	616	46,563
Klepierre	599	53,859
Lafarge, SA	2,842	275,254
Lagardere SCA	1,410	106,763
LVMH Moet-Hennessy Louis Vuitton	2,439	182,464
Michelin (C.G.D.E.)	1,066	70,074
Peugeot, SA	1,213	77,094
Pinault-Printemps-Redoute, SA	595	63,644
Publicis Groupe	946	29,044
Renault, SA	1,249	111,576
Sagem, SA	1,414	31,808
Sanofi-Aventis, SA	10,829	913,324
Schneider Electric, SA	3,076	241,086
Societe BIC, SA	1,486	84,330
Societe Generale	3,154	327,759
Societe Television Francaise	1,162	36,761
Sodexho Alliance, SA	1,977	65,902
Suez, SA	8,767	235,976
Thales, SA	1,764	73,576
Thomson, SA	2,432	65,587
Total, SA, Class B	9,129	2,136,434
Unibail	969	114,894
Valeo, SA	1,112	49,510
Veolia Environnement	517	18,340
Vinci, SA	1,013	146,051
Vivendi Universal, SA	8,794	269,426
Zodiac, SA	152	7,053
		9,787,376

Germany 2.4%
Adidas-Salomon, AG	464	73,648
Allianz, AG	3,581	454,776
Altana, AG	819	52,085
BASF, AG	8,677	615,271
Bayer, AG	10,806	356,848
Bayerische Hypo-und Vereinsbank, AG (a)	17,879	437,426
Commerzbank, AG	18,929	410,839
Continental, AG	847	65,704
DaimlerChrysler, AG	5,722	256,173
Deutsche Bank, AG	8,853	763,884
Deutsche Boerse, AG	4,436	333,587
Deutsche Lufthansa, AG	2,966	42,763
Deutsche Post, AG	11,774	287,451
Deutsche Telekom, AG	29,434	587,705
Douglas Hldg Ag Npv	250	9,176
E.On, AG	6,739	578,332
Epcos, AG (a)	614	8,486
HeidelbergCement, AG	1,007	63,362
Hypo Real Estate Holding, AG	2,431	101,334
Infineon Technologies, AG (a)	3,269	31,364
Karstadtquelle, AG	200	2,007
Lanxess AG (a)	840	17,317
Linde, AG	1,337	91,875
MAN, AG	1,558	69,691
Merck	650	46,352
Muenchener Rueckversicherungs	1,185	142,794
Puma, AG	180	45,072
RWE, AG	3,850	232,864
SAP, AG	2,168	349,425
Schering, AG	1,968	130,540
Siemens, AG	11,082	877,188
ThyssenKrupp, AG	4,972	102,434
TUI, AG	2,576	68,034
Volkswagen, AG	1,493	71,081
		7,776,888

Greece 0.1%
Alpha Bank A.E.	600	20,211
National Bank of Greece, SA	5,350	181,321
Opap	2,900	84,750
Titan Cement Co., SA	1,000	33,321
		319,603

Hong Kong 0.7%
Bank of East Asia	25,928	74,632
BOC Hong Kong Holdings, Ltd.	71,000	130,178
Cathay Pacific Airways, Ltd.	21,000	39,580
Cheung Kong Holdings, Ltd.	29,000	256,560
CLP Holdings, Ltd.	34,400	195,832
Hang Lung Properties, Ltd.	36,000	52,389

Hang Seng Bank, Ltd.	14,600	192,811
Henderson Land Development Co., Ltd.	14,000	62,287
Hong Kong & China Gas Co., Ltd.	70,210	138,181
Hong Kong Electric Holdings, Ltd.	27,000	119,779
Hong Kong Exchanges & Clearing, Ltd.	21,000	54,389
Hopewell Holdings	13,000	30,669
Hutchison Whampoa, Ltd.	40,000	339,772
Hysan Development Co., Ltd.	13,147	25,875
MTR Corp., Ltd.	27,202	41,678
New World Development Co., Ltd.	45,667	44,793
Pacific Century CyberWorks, Ltd.	70,400	39,490
Sino Land Co., Ltd.	21,502	19,712
Sun Hung Kai Properties, Ltd.	25,000	226,782
Swire Pacific, Ltd., Class A	18,000	142,512
Techtronic Industries Co.	18,000	39,696
Television Broadcasts, Ltd.	6,000	30,233
Wharf Holdings, Ltd.	24,000	75,852
		2,373,682

Ireland 0.3%
Allied Irish Banks Plc	7,374	154,406
Allied Irish Banks Plc	4,950	103,649
Bank of Ireland	17,333	273,722
CRH Plc	9,108	239,368
DCC Plc	73	1,730
DCC Plc	411	9,560
Elan Corp. (a)	4,650	14,590
Grafton Group Plc	3,828	45,413
Independent News & Media Plc	3,600	11,902
Irish Life & Permanent Plc	2,400	42,631
		896,971

Italy 0.6%
Autogrill S.p.A	2,372	35,490
Autostrade EUR1	4,238	109,731
ENI S.p.A.	39,571	1,027,654
Fiat S.p.A (a)	3,975	28,913
Finmeccanica SA EUR0.22	93,439	94,738
Luxottica Group EUR0.06	1,724	35,384
Pirelli + Co Spa Euro 0.52	39,928	49,698
Telecom Italia S.p.A.	108,187	410,289
Telecom Italia S.p.A.	70,791	221,429
TIM S.p.A	4,046	27,095
		2,040,421

Japan 14.1%
77th Bank of Japan	9,000	65,230
Acom Co., Ltd.	2,133	144,249
Advantest Corp.	2,050	157,185
Aeon Co., Ltd.	9,106	153,826

Aeon Credit Service	600	40,520
Aiful Corp. (a)	625	48,972
Aiful Corp.	1,250	100,042
Ajinomoto Co., Inc.	14,800	180,574
Alps Electric Co., Ltd.	3,572	56,876
Amada Co., Ltd.	6,527	40,183
Asahi Breweries, Ltd.	10,000	129,565
Asahi Glass Co., Ltd.	24,600	259,298
Asahi Kasei Corp.	32,900	162,037
Asatsu-DK, Inc.	1,100	35,194
Astellas Pharma, Inc.	11,295	382,450
Bank of Yokohama (a)	32,000	195,215
Benesse Corp.	1,104	37,485
Bridgestone Corp.	21,964	403,816
Canon, Inc.	19,304	1,035,381
Casio Computer Co., Ltd.	8,500	112,192
Central Glass Co.	2,000	12,705
Central Japan Railway Co.	45	385,336
Chiba Bank	19,000	122,998
Chubu Electric Power Co., Inc.	14,152	339,923
Chugai Pharmaceutical Co., Ltd.	5,058	77,707
Citizen Watch Co., Ltd.	6,500	62,390
Coca-Cola West Japan Co., Ltd.	500	11,753
Credit Saison Co., Ltd.	4,052	145,895
CSK Corp.	2,100	87,365
Dai Nippon Printing Co., Ltd.	9,300	151,725
Daicel Chemical Industries, Ltd.	4,000	22,014
Daiichi Pharmaceutical Co., Ltd.	6,554	153,449
Daikin Industries, Ltd.	3,200	80,593
Daimaru, Inc.	9,500	84,628
Dainippon Ink & Chemicals	16,000	43,729
Daito Trust Construction Co.	2,703	113,460
Daiwa House Industry Co., Ltd.	11,800	135,606
Daiwa Securities Co., Ltd.	89,500	589,403
Denki Kagaku Kogyo KK	14,031	50,781
Denso Corp.	17,700	440,828
Dowa Mining Co., Ltd	13,000	87,673
East Japan Railway Co.	99	531,915
Ebara Corp.	5,800	25,698
Eisai Co., Ltd.	6,850	232,582
FamilyMart Co., Ltd.	1,503	44,303
Fanuc, Ltd.	4,000	250,361
Fast Retailing Co., Ltd.	1,750	105,942
Fuji Electric Holdings Co., Ltd.	6,000	18,917
Fuji Photo Film Co., Ltd.	10,466	382,694
Fuji Television Network, Inc.	16	37,759
Fujikura, Ltd.	5,000	21,921
Fujitsu, Ltd.	42,600	255,906
Fukuoka Bank	14,000	87,888
Furukawa Electric Co., Ltd. (a)	11,800	54,044

Hankyu Department Stores	2,000	15,596
Hino Motors, Ltd.	2,000	12,574
Hirose Electric Co., Ltd.	755	77,116
Hitachi Construction Machinery	1,300	17,935
Hitachi, Ltd.	76,500	475,248
Hokkaido Electric Power Co., Inc.	4,000	81,339
Hokuhoku Financial Group, Inc.	25,000	75,789
Honda Motor Co., Ltd.	27,156	1,360,270
Hoya Corp.	2,500	275,174
Isetan Co., Ltd.	6,603	86,044
Ishihara Sangyo Kaisha, Ltd.	5,000	11,567
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	23,040	37,180
Ito En, Ltd.	700	34,019
Itochu Corp.	28,026	141,169
Itochu Techno-Science Corp.	1,000	32,368
Ito-Yokado Co., Ltd.	7,954	317,552
Japan Airlines System Corp.	23,000	67,152
Japan Real Estate Investment Co. - REIT	7	57,134
Japan Tobacco, Inc.	23	255,305
JFE Holdings, Inc.	14,300	398,834
JGC Corp.	4,546	49,614
Joyo Bank	18,000	96,880
JS Group Corp.	5,561	102,085
JSR Corp.	5,104	100,695
Kajima Corp.	25,600	105,786
Kaneka Corp.	5,500	60,743
Kansai Electric Power Co., Inc.	16,400	328,903
Kao Corp.	11,745	270,057
Kawasaki Heavy Industries, Ltd.	21,000	36,239
Kawasaki Kisen Kaisha, Ltd.	3,000	20,708
Keihin Electric Express Railway Co., Ltd.	11,000	68,029
Keio Electric Railway Co., Ltd.	4,500	26,697
Keyence Corp.	747	173,084
Kikkoman	3,500	35,096
Kintetsu Corp.	36,628	124,365
Kirin Brewery Co., Ltd.	18,126	176,686
Kobe Steel, Ltd	71,000	125,171
Kokuyo Co., Ltd.	900	11,476
Komatsu, Ltd.	21,600	162,395
Konami Co., Ltd.	2,250	49,951
Konica Corp.	10,255	103,693
Koyo Seiko Co., Ltd.	2,000	27,070
Kubota Corp.	29,930	159,694
Kuraray Co., Ltd.	10,265	91,634
Kurita Water Industries, Ltd.	1,700	26,736
Kyocera Corp.	3,900	278,299
Kyowa Hakko Kogyo Co., Ltd.	20	153
Kyushu Electric Power	9,152	194,642
Lawson, Inc.	1,403	51,563

Mabuchi Motor Co., Ltd.	756	45,414
Marubeni Corp.	29,229	93,790
Marui Co., Ltd.	10,903	146,553
Matsushita Electric Industrial Co., Ltd.	46,900	691,218
Matsushita Electric Works	3,500	30,134
Meiji Dairies Corp.	5,000	28,077
Meiji Seika Kaisha, Ltd.	7,000	34,868
Meitec Corp.	700	24,420
Millea Holdings, Inc.	34	494,753
Minebea Co., Ltd.	10,000	42,908
Mitsubishi Chemical Corp.	44,500	141,962
Mitsubishi Corp.	25,631	332,088
Mitsubishi Electric Corp.	42,928	222,238
Mitsubishi Estate Co., Ltd.	40,500	470,715
Mitsubishi Heavy Industries, Ltd.	70,526	187,490
Mitsubishi Logistics Corp.	2,000	22,630
Mitsubishi Material Corp.	42,000	100,294
Mitsubishi Rayon Co., Ltd.	13,023	48,105
Mitsubishi Tokyo Financial Group, Inc.	212	1,839,093
Mitsui & Co., Ltd.	4,500	28,921
Mitsui & Co., Ltd.	31,731	292,728
Mitsui Chemicals, Inc.	15,000	83,811
Mitsui Fudosan Co., Ltd.	30,500	358,188
Mitsui Mining & Smelting Co., Ltd.	25,024	110,875
Mitsui Sumitomo Insurance Co., Ltd.	58,500	536,407
Mitsui Trust Holdings, Inc.	37,536	373,242
Mitsukoshi, Ltd.	17,529	91,565
Murata Manufacturing Co., Inc.	5,500	294,996
Namco, Ltd.	400	5,198
NEC Corp.	38,600	233,317
NEC Electronics Corp.	1,000	46,640
NET One Systems Co., Ltd	14	35,912
NGK Insulators, Ltd.	8,320	82,653
NGK Spark Plug Co., Ltd.	4,530	46,861
Nidec Corp.	1,051	130,879
Nikko Cordial Corp.	34,537	172,677
Nikon Corp.	8,500	97,761
Nintendo Co., Ltd.	2,603	284,083
Nippon Building Fund, Inc. - REIT	7	59,811
Nippon Express Co., Ltd.	19,500	102,588
Nippon Meat Packers, Inc.	4,300	54,510
Nippon Mining Holdings, Inc.	8,000	43,953
Nippon Oil Corp.	34,100	242,061
Nippon Paper Group, Inc.	25	115,433
Nippon Sheet Glass Co., Ltd.	9,000	38,114
Nippon Steel Corp.	182,030	460,148
Nippon Telegraph & Telephone Corp.	158	691,218
Nippon Yusen Kabushiki Kaisha	26,429	159,257
Nissan Motor Co., Ltd.	77,704	796,574
Nisshin Seifun Group, Inc.	3,500	37,218

Nisshin Steel Co., Ltd.	3,000	7,863
Nisshinbo Industries, Inc.	3,572	29,088
Nissin Food Products Co., Ltd.	2,100	54,946
Nitto Denko Corp.	4,153	217,712
Nomura Holdings, Inc.	52,032	728,026
Nomura Research, Inc.	567	52,889
NSK, Ltd.	15,532	79,974
NTN Corp.	10,035	55,695
NTT Data Corp.	39	134,602
NTT Docomo, Inc.	207	347,558
Obayashi Corp.	16,029	98,831
Obic Co., Ltd.	200	39,028
OJI Paper Co., Ltd.	25,600	143,754
Oki Electric Industry Co., Ltd. (a)	14,000	59,027
Olympus Optical Co., Ltd.	3,400	79,287
Omron Corp.	5,104	111,407
Onward Kashiyama Co., Ltd.	3,546	52,361
Oracle Corp. Japan	1,200	55,520
Oriental Land Co., Ltd.	1,503	98,139
ORIX Corp.	2,300	293,279
Osaka Gas Co.	46,218	142,269
Pioneer Electronic Corp.	3,500	62,977
Promise Co., Ltd.	2,540	173,669
Resona Holdings, Inc. (a)	119,000	238,655
Ricoh Co., Ltd.	15,955	273,842
Rohm Co., Ltd.	2,903	280,267
Sanden Corp.	1,000	5,009
Sankyo Co., Ltd.	10,202	215,069
Sanyo Electric Co., Ltd.	37,400	116,521
Sapporo Holdings, Ltd.	7,000	32,778
Secom Co., Ltd.	2,043	84,994
Seiko Epson Corp.	2,167	80,450
Sekisui Chemical Co., Ltd.	9,524	69,206
Sekisui House, Ltd.	14,824	158,327
Seven-Eleven Japan Co., Ltd.	8,800	257,749
Sharp Corp.	21,600	326,806
Shimachu Co., Ltd.	1,400	36,565
Shimamura Co., Ltd.	950	72,753
Shimano, Inc.	2,300	77,235
Shimizu Corp.	18,300	93,715
Shin-Etsu Chemical Co., Ltd.	8,801	333,306
Shinsei Bank	14,000	79,660
Shionogi & Co., Ltd.	7,636	105,275
Shiseido Co., Ltd.	10,000	131,990
Shizuoka Bank	15,000	151,532
Showa Denko K.K.	9,000	23,590
Showa Shell Sekiyu K.K.	4,350	42,200
Skylark Co., Ltd.	1,752	29,564
SMC Corp.	1,203	136,117
Softbank Corp.	6,650	274,176

Sompo Japan Insurance, Inc.	21,500	224,416
Sony Corp.	17,597	700,893
Stanley Electric Co., Ltd.	2,950	44,688
Sumitomo Chemical Co., Ltd.	34,700	171,550
Sumitomo Corp.	17,900	153,445
Sumitomo Electric Industries, Ltd.	12,800	136,232
Sumitomo Heavy Industries, Ltd (a)	12,000	47,237
Sumitomo Metal Industries, Ltd.	107,000	192,631
Sumitomo Metal Mining Co.	24,000	180,663
Sumitomo Osaka Cement Co., Ltd.	1,000	2,621
Sumitomo Realty & Development	14,000	168,985
Sumitomo Trust & Banking Co., Ltd.	39,025	254,452
Taiheiyo Cement Corp.	8,000	22,462
Taisei Corp.	17,000	63,747
Taisho Pharmaceutical Co.	3,616	76,904
Taiyo Yuden Co., Ltd.	2,000	21,659
Takara Holdings, Inc.	3,500	24,518
Takashimaya Co., Ltd.	10,040	102,830
Takeda Pharmaceutical Co., Ltd.	23,455	1,117,999
Takefuji Corp.	1,866	125,671
Takuma Co., Ltd.	2,000	16,641
TDK Corp.	2,903	198,760
Teijin, Ltd.	23,629	100,948
Teikoku Oil Co., Ltd.	3,500	25,531
Terumo Corp.	4,250	128,049
THK Co., Ltd.	500	10,097
TIS, Inc.	1,152	45,025
Tobu Railway Co., Ltd.	20,300	81,992
Toho Co., Ltd.	2,600	42,491
Tohoku Electric Power Co., Ltd.	9,750	180,712
Tokyo Broadcasting System, Inc.	1,500	29,243
Tokyo Electric Power Co., Inc.	26,150	634,205
Tokyo Electron, Ltd.	4,750	270,720
Tokyo Gas Co., Ltd.	57,721	232,596
Tokyu Corp.	23,800	124,101
TonenGeneral Sekiyu K.K.	3,500	35,880
Toppan Printing Co., Ltd.	8,300	90,893
Toray Industries, Inc.	32,000	143,575
Toshiba Corp.	68,042	284,341
Tosoh Corp.	17,500	86,516
Toto, Ltd.	9,800	84,101
Toyo Seikan Kaisha, Ltd.	4,417	82,032
Toyobo, Ltd.	2,000	4,869
Toyoda Gosei Co., Ltd.	500	9,029
Toyota Industries Corp.	2,854	80,398
Toyota Motor Corp.	67,553	2,514,215
Trend Micro, Inc.	2,688	115,589
UFJ Holdings, Inc. (a)	279	1,467,805
Uni-Charm Corp.	1,100	49,354
Uniden Corp.	1,000	20,755

UNY Co., Ltd.	3,556	42,723
Ushio, Inc.	1,000	19,122
USS Co., Ltd.	1,665	128,907
Wacoal Corp.	2,000	26,547
West Japan Railway Co.	12	48,916
World Co., Ltd.	900	32,573
Yahoo Japan Corp.	42	98,727
Yahoo Japan Corp.	42	98,335
Yakult Honsha Co., Ltd.	3,429	66,050
Yamada Denki Co., Ltd.	3,350	175,617
Yamaha Corp.	3,604	52,007
Yamaha Motor Corp., Ltd.	2,000	34,233
Yamato Transport Co., Ltd.	8,518	121,884
Yamazaki Baking Co., Ltd.	3,500	33,039
Yokogawa Electric Corp.	5,546	75,116
		45,905,153

Luxembourg 0.1%
Arcelor	7,965	182,065

Malaysia 0.7%
Ammb Holdings	17,100	6,345
AMMB Holdings, Bhd (a)	85,500	63,225
Berjaya Sports Toto, Bhd	45,200	47,103
British American Tobacco, Bhd	10,100	115,618
Commerce Asset Holdings, Bhd	82,200	99,073
Gamuda, Bhd	25,800	31,232
Genting, Bhd	21,800	99,247
Hong Leong Bank, Bhd	43,600	59,663
Ioi Corp., Bhd	43,000	101,276
Kuala Lumpur Kepong, Bhd	22,400	38,905
Magnum Corp., Bhd	38,000	20,100
Malakoff, Bhd	36,000	71,526
Malayan Banking, Bhd	103,900	308,966
Malaysia International Shipping	33,200	142,411
Maxis Communication, Bhd	44,000	109,421
Media Prima, Bhd (a)	1	0
Nestle, Bhd	7,000	44,211
Oyl Industries, Bhd	4,500	41,743
Petronas Gas, Bhd	8,000	14,526
Plus Expressways, Bhd	99,400	74,550
Proton Holdings, Bhd	16,000	32,842
Public Bank, Bhd	60,000	122,368
Resorts World, Bhd	29,000	71,355
RHB Capital, Bhd	81,000	49,026
Sime Darby, Bhd	84,000	131,526
SP Setia, Bhd	45,900	48,316
Telekom Malaysia, Bhd	51,000	130,855
Tenaga Nasional, Bhd	53,000	142,263
YTL Corp., Bhd	53,333	79,298
		2,296,990

Netherlands 1.9%
ABN Amro Holdings, NV	20,644	512,301
Aegon, NV	25,955	350,317
Akzo Nobel, NV	4,480	204,577
ASML Holding, NV (a)	6,652	112,379
Corio, NV	1,228	68,670
DSM, NV	1,250	88,084
Euronext, NV	2,234	79,509
European Aeronautic Defence and Space Co.	4,136	123,660
Hagemeyer, NV (a)	2,180	5,540
Heineken, NV	7,757	268,833
ING Groep, NV CVA	25,883	781,915
James Hardie Industries, NV (a)	9,114	42,225
Oce, NV	1,361	21,758
Reed Elsevier NV	5,931	89,433
Rodamco Europe, NV	1,008	75,409
Royal Dutch Petroleum Co.	32,044	1,916,130
Royal KPN, NV	20,877	186,770
Royal Philips Electronics, NV	12,757	351,477
STMicroelectronics, NV	3,040	50,609
TNT, NV	10,143	288,662
Unilever, NV CVA	7,104	483,561
Vedior, NV CVA	2,061	36,662
VNU, NV	2,194	64,004
Wereldhave, NV	500	51,214
Wolters Kluwer, NV CVA	3,014	55,061
		6,308,760

Netherlands Antilles 0.4%
Schlumberger, Ltd.	17,500	1,233,400

New Zealand 0.0%
Carter Holt Harvey, Ltd.	15,590	21,910

Norway 0.2%
DnB Holding, ASA	7,057	72,039
Norsk Hydro, ASA	4,621	381,016
Norske Skogsindustrier, ASA, Class A	1,875	37,394
Statoil, ASA	7,700	131,105
Tandberg, ASA	400	4,178
Tomra Systems, ASA	1,999	8,919
Yara International, ASA	4,621	70,120
		704,771

Portugal 0.1%
Brisa-Auto, SA	4,407	37,197
Portugal Telecom SGPS, SA	9,641	113,000

PT Multimedia-Servicos de Telecomunucacoes	397	9,909
		160,106

Singapore 1.2%
Ascendas - REIT	40,000	45,551
CapitaLand, Ltd.	53,000	75,444
Capitamall Trust - REIT	33,800	41,766
Chartered Semiconductor Manufacturing (a)	53,000	31,783
City Developments, Ltd.	29,968	117,084
ComfortDelgro Corp., Ltd.	90,622	91,670
Creative Technology, Ltd.	2,900	27,930
Cycle & Carriage, Ltd.	6,000	42,522
DBS Group Holdings, Ltd.	55,574	501,576
Flextronics International Ltd. (a)	15,800	190,232
Fraser & Neave, Ltd	9,000	82,864
Keppel Corp., Ltd.	28,000	184,869
Keppel Land, Ltd.	19,000	26,470
Neptune Orient Lines, Ltd.	25,000	55,727
Overseas-Chinese Banking Corp., Ltd.	53,202	444,720
Overseas Union Enterprise, Ltd.	4,481	22,121
Parkway Holdings	33,000	32,582
Sembcorp Industries, Ltd.	46,520	54,666
Sembcorp Marine	30,000	35,072
Singapore Airlines, Ltd.	26,000	187,413
Singapore Exchange, Ltd.	40,796	51,894
Singapore Land	8,000	25,925
Singapore Post, Ltd.	70,000	36,253
Singapore Press Holdings, Ltd.	79,250	218,899
Singapore Technology Engineering, Ltd.	66,367	102,913
Singapore Telecomm	340,070	531,456
Stats Chippac, Ltd. (a)	52,000	33,388
United Overseas Bank, Ltd.	58,960	514,279
United Overseas Land, Ltd.	21,260	28,202
Venture Corp., Ltd.	11,444	92,195
		3,927,466

Spain 1.9%
Abertis Infraestructuras SA	13,027	294,395
Acciona, SA	445	40,157
Acerinox, SA	3,224	52,878
ACS Actividades de Construccion y Servicios, SA	3,902	96,629
Aguas de Barcelona, SA	5,284	114,343
Altadis, SA	9,741	398,467
Amadeus Global Travel Distribution, SA, Class A	12,809	120,903
Antena 3 Television, SA (a)	183	14,936
Banco Bilbao Vizcaya Argentaria, SA	34,091	555,160
Banco Popular Espanol	1,841	119,109
Banco Santander Central Hispano, SA	48,462	590,005

Cintra Conces	1,843	19,833
Endesa, SA	16,691	375,466
Fomento de Construcciones y Contratas, SA	487	24,897
Gas Natural SDG, SA	35,135	1,010,394
Grupo Ferrovial, SA	995	56,363
Iberdrola, SA	14,451	378,101
Inditex, SA	2,584	77,291
Indra Sistemas, SA	705	12,651
Repsol YPF, SA	12,728	336,981
Telefonica, SA	70,479	1,228,141
Union Fenosa, SA	3,727	110,707
Vallehermoso, SA	1,091	19,563
		5,752,975

Sweden 1.1%
Alfa Laval AB	300	4,922
Assa Abloy AB	5,064	71,617
Atlas Copco AB, Class A	1,834	87,798
Atlas Copco AB, Class B	1,213	53,094
Electrolux AB, Class B	2,900	67,467
Eniro AB	1,500	17,713
Ericsson, Class B	194,956	548,675
Getinge AB Ser B	2,200	32,825
Hennes & Mauritz AB, Class B	4,300	147,775
Holmen AB- Class B	1,300	40,907
Modern Times Group AB (a)	500	15,132
Nordea Bank AB	67,213	679,649
Sandvik AB	3,140	130,558
Scania AB, Ser B	1,500	63,853
Securitas AB, Class B	14,000	223,734
Skandia Forsakrings AB	28,991	147,192
Skandinaviska Enskilda Banken AB, Class A	7,610	144,216
Skanska AB, Class B	5,919	71,571
SKF AB, Class B	1,060	49,545
Ssab Svenskt Stal AB	1,000	24,820
Svenska Cellulosa AB, Class B	4,340	163,573
Svenska Handelsbanken, Class A	20,554	485,443
Tele2 AB	1,010	33,353
Teliasonera	20,512	121,838
Volvo AB, Class A	1,635	69,831
Volvo AB, Class B	3,378	149,291
Wm-Data AB, Class B	6,600	16,335
		3,662,727

Switzerland 1.9%
ABB, Ltd.	26,580	165,090
Ciba Specialty Chemicals, AG (Registered)	1,100	71,172
Clariant, AG	3,610	62,317
Compagnie Financiere Richemont, AG, Class A (a)	5,261	165,142

Geberit, AG	60	43,937
Givaudan, SA	120	77,041
Holcim, Ltd. (Registered)	2,760	169,695
Lonza Group, AG (a)	580	35,491
Nestle, SA	5,708	1,561,499
Nobel Biocare AG	350	73,657
Novartis, AG	28,485	1,328,705
Roche Holding, AG	8,379	897,963
Schindler Holding, AG	130	48,142
Serono, SA	114	82,718
Straumann Holding	160	34,642
Swatch Group, AG	690	19,208
Swatch Group, AG, Class B	340	46,726
Syngenta, AG	1,805	188,459
UBS, AG	14,364	1,212,760
Valora Holding, AG	20	4,560
		6,288,924

Thailand 1.1%
Advanced Information Service Public Co., Ltd	165,200	422,290
Bangkok Bank Public Co., Ltd.	65,300	168,592
Bangkok Bank Public Co., Ltd.	125,700	359,877
BEC World Public Co., Ltd.	166,100	62,415
Charoen Pokphand Foods Public Co., Ltd.	414,256	42,569
Delta Electronics Public Co., Ltd.	58,800	30,061
Electricity Generating Public Co., Ltd.	31,825	60,201
Hana Microelectrnc Public Co., Ltd.	35,445	20,024
Kasikornbank Public Co., Ltd.	105,200	146,559
Kasikornbank Public Co., Ltd.	157,611	235,691
Land & House Public Co., Ltd	323,774	69,936
Land & House Public Co., Ltd.	242,041	53,828
National Finance Public Co., Ltd.	118,700	45,514
PTT Exploration & Production Public Co., Ltd.	19,102	145,511
PTT Public Co., Ltd.	137,700	679,348
Sahaviriya Steel Industry Public Co., Ltd.	783,000	52,440
Shin Corp. Public Co., Ltd	214,200	214,912
Siam Cement Public Co., Ltd.	57,000	384,663
Siam Cement Public Co., Ltd.	31,598	201,930
Siam City Cement Public Co., Ltd.	18,500	131,467
Siam Commercial Bank Public Co., Ltd.	93,200	120,312
Tisco Finance Public Co., Ltd	71,200	47,321
		3,695,461

United Kingdom 9.4%
Aegis Group Plc	10,781	20,761
Amec Plc	2,530	15,237
Anglo American Plc	23,734	562,333
ARM Holdings Plc	13,104	26,038
Arriva Plc	1,179	11,686
Associated British Ports Holdings Plc	3,152	28,593

AstraZeneca Group Plc	19,963	786,175
Astro All Asia Networks Plc (a)	63,100	85,517
Aviva Plc	33,982	407,382
BAA Plc	15,463	170,339
BAE Systems Plc	47,493	232,673
Balfour Beatty Plc	7,655	45,162
Barclays Plc	90,991	929,340
Barratt Developments Plc	2,358	29,359
BBA Group	5,532	31,514
Bellway Plc	1,057	17,560
Berkeley Group Holdings Plc (a)	1,108	16,954
BG Group Plc	55,738	432,749
Billiton Plc	41,244	553,617
BOC Group Plc	8,862	170,485
Boots Co. Plc	9,587	112,849
BP Plc	334,835	3,467,261
BPB Industries Plc	8,165	76,534
Brambles Industries Plc	16,033	91,714
British Airways Plc (a)	8,217	40,954
British American Tobacco Plc	22,830	402,130
British Land Co. Plc	11,242	170,639
British Sky Broadcasting Group Plc	10,726	117,549
BT Group Plc	84,691	328,570
Bunzl Plc	8,252	80,543
Cable & Wireless Plc	20,771	50,684
Cadbury Schweppes Plc	31,592	316,404
Capita Group Plc	23,039	163,542
Carnival Plc	3,523	193,280
Centrica Plc	31,434	136,937
Cobham Plc	1,562	41,196
Compass Group Plc	42,493	193,737
Corus Group (a)	61,766	62,968
Daily Mail & General Trust	3,037	41,282
Davis Service Group Plc	1,592	13,134
De La Rue Plc	7,824	56,425
Diageo Plc	51,676	727,791
Dixons Group Plc	17,188	49,566
Electrocomponents Plc	6,869	32,096
EMAP Plc	2,540	39,801
EMI Group Plc	8,018	35,762
Enterprise Inns Plc	7,239	105,369
Exel Plc	4,979	79,711
Firstgroup Plc	3,893	25,227
FKI Plc	2,264	4,541
Friends Provident Plc	24,550	82,152
GKN Plc	6,492	31,100
GlaxoSmithKline Plc	70,494	1,614,329
Group 4 Securicor Plc	9,475	24,506
GUS Plc	8,505	146,276
Hammerson Plc	6,165	96,777

Hanson Plc	12,259	115,835
Hays Plc	54,205	136,104
HBOS Plc	54,018	841,340
Hilton Group Plc	32,789	186,326
HSBC Holdings Plc	166,684	2,633,895
IMI Plc	6,105	47,313
Imperial Chemical Industries Plc	19,692	99,447
Imperial Tobacco Group Plc	9,693	254,179
Intercontinental Hotels Group	13,072	152,391
Invensys Plc (a)	54,678	16,000
Johnson Matthey Plc	4,493	83,890
Kelda Group Plc	7,422	83,792
Kesa Electricals Plc	2,315	13,210
Kidde Plc	10,215	32,206
Kingfisher Plc	10,390	56,639
Land Secs Group	10,060	245,570
Legal & General Group Plc	91,489	195,608
Liberty International Plc	5,435	98,862
Lloyds TSB Group Plc	78,086	704,661
Logica Plc	12,715	42,488
Marks & Spencer Group Plc	14,884	97,224
Meggitt Plc	7,301	36,285
MFI Furniture Group Plc	16,318	36,044
Misys Plc	6,370	26,637
Mitchells & Butlers Plc	10,821	70,378
National Express Group	1,456	24,808
National Grid Transco Plc	53,522	495,369
Next Plc	2,339	70,300
Pearson Plc	7,724	94,055
Peninsular & Oriental Steam Navigation Co. Plc	11,173	61,066
Persimmon Plc	2,654	37,854
Pilkington Plc	25,804	57,728
Prudential Plc	27,908	266,599
Punch Taverns Plc	5,180	67,282
Rank Group Plc	12,031	62,178
Reckitt Benckiser Plc	23,296	739,752
Reed Elsevier Plc	12,179	126,115
Rentokil Initial Plc	59,871	183,109
Reuters Group Plc	14,308	110,209
Rexam Plc	8,220	73,674
Rio Tinto Corp. Plc	17,896	578,076
Rolls Royce Group, Ser B	1,367,750	2,582
Rolls-Royce Group Plc	27,355	126,010
Royal & Sun Alliance Insurance Group Plc	42,000	62,244
Royal Bank of Scotland Group Plc	42,024	1,336,037
Sainsbury(J) Plc	17,026	92,975
Scottish & Southern Energy Plc	14,743	245,351
Scottish Power Plc	32,045	247,436
Serco Group Plc	10,869	50,119
Severn Trent Plc	7,583	130,991

Shell Transport & Trading Co. Plc	141,756	1,271,201
Signet Group	13,821	28,050
Slough Estates Plc	8,712	80,181
Smith & Nephew Plc	8,325	78,191
Smiths Group Plc	8,040	129,247
Stagecoach Group	3,575	7,458
Tanjong Public Co., Ltd.	15,100	52,453
Tate & Lyle Plc	9,784	98,175
Taylor Woodrow Plc	5,768	33,322
Tesco Plc	96,649	577,498
The Sage Group Plc	15,606	59,293
Tomkins Plc	13,628	67,987
Unilever Plc	46,160	455,771
United Business Media Plc	3,349	33,636
Vodafone Group Plc	557,859	1,479,721
Whitbread Plc	6,164	108,399
William Hill Plc	8,400	87,380
Wimpey George Plc	3,857	32,039
Wolseley Plc	8,535	178,535
WPP Group Plc	9,452	107,513
Yell Group Plc	6,152	54,936
		30,496,039

United States 41.2%
3Com Corp. (a)	1,300	4,628
3M Co.	10,800	925,452
99 Cents Only Stores (a)	200	2,634
A.G. Edwards, Inc.	500	22,400
Abbott Laboratories	21,800	1,016,316
Abercrombie & Fitch Co., Class A	300	17,172
Activision, Inc. (a)	600	8,880
Acxiom Corp.	300	6,279
Adesa, Inc.	200	4,672
Adobe Systems, Inc.	7,000	470,190
Advanced Micro Devices, Inc. (a)	7,600	122,512
AES Corp. (a)	8,400	137,592
Aetna, Inc.	6,600	494,670
AFLAC, Inc.	1,100	40,986
AGCO Corp. (a)	200	3,650
Agilent Technologies, Inc. (a)	6,504	144,389
AGL Resources, Inc.	200	6,986
Air Products & Chemicals, Inc.	4,200	265,818
Albertson’s, Inc.	3,100	64,015
Alcoa, Inc.	14,000	425,460
Allete, Inc.	66	2,762
Alliant Energy Corp.	300	8,034
Allstate Corp.	1,000	54,060
Altera Corp. (a)	5,400	106,812
Altria Group, Inc.	26,517	1,733,947
Amazon.com, Inc. (a)	3,600	123,372

AMBAC Financial Group, Inc.	500	37,375
Ameren Corp.	2,600	127,426
American Electric Power Co., Inc.	5,400	183,924
American Express Co.	5,000	256,850
American Financial Group, Inc.	200	6,160
American International Group, Inc.	28,505	1,579,462
Amgen, Inc. (a)	19,200	1,117,632
AmSouth Bancorp	5,300	137,535
Anadarko Petroleum Corp.	4,900	372,890
Analog Devices, Inc.	4,500	162,630
Anheuser-Busch Cos., Inc.	13,400	635,026
AON Corp.	1,800	41,112
Apache Corp.	4,770	292,067
Apple Computer, Inc. (a)	11,800	491,706
Applera Corp.	3,096	61,115
Applied Materials, Inc.	22,400	364,000
Apria Healthcare Group, Inc. (a)	100	3,210
Archstone-Smith Trust - REIT	1,300	44,343
Arrow Electronics, Inc. (a)	800	20,280
Arthur J. Gallagher & Co.	200	5,760
ArvinMeritor, Inc.	200	3,094
Associated Banc-Corp.	51	1,593
Astoria Financial Corp.	300	7,590
Automatic Data Processing, Inc.	8,400	377,580
Avalonbay Communities, Inc. - REIT	400	26,756
Avnet, Inc. (a)	600	11,052
Avon Products, Inc.	13,700	588,278
Baker Hughes, Inc.	7,100	315,879
Bank of America Corp.	48,804	2,152,256
Bank of Hawaii Corp.	600	27,156
Bank of New York Co., Inc.	14,700	427,035
Barnes & Noble, Inc. (a)	200	6,898
Barr Pharmaceuticals, Inc. (a)	300	14,649
Baxter International, Inc.	9,900	336,402
BB & T Corp.	7,200	281,376
BEA Systems, Inc. (a)	8,000	63,760
Beckman Coulter, Inc.	200	13,290
Becton, Dickinson & Co.	5,100	297,942
Bed Bath & Beyond, Inc. (a)	4,200	153,468
Belo Corp., Class A	400	9,656
Biogen Idec, Inc. (a)	5,135	177,209
Biomet, Inc.	4,200	152,460
BISYS Group, Inc. (a)	300	4,704
BJ Services Co.	1,900	98,572
BJ’s Wholesale Club, Inc. (a)	200	6,212
Black Hills Corp.	200	6,614
Blyth Industries, Inc.	100	3,184
Boeing Co.	10,100	590,446
Borders Group, Inc.	300	7,986

Boston Properties, Inc. - REIT	800	48,184
Boston Scientific Corp. (a)	8,700	254,823
Bowater, Inc.	200	7,534
Brinker International, Inc. (a)	150	5,433
Brinks Co.	200	6,920
Bristol-Myers Squibb Co.	28,700	730,702
Broadcom Corp., Class A (a)	5,100	152,592
Burlington Northern Santa Fe Corp.	22,800	1,229,604
Burlington Resources, Inc.	7,800	390,546
C.H. Robinson Worldwide, Inc.	300	15,459
Cabot Corp.	200	6,686
Cabot Microelectronics Corp. (a)	129	4,048
Cadence Design Systems, Inc. (a)	8,200	122,590
Caesars Entertainment, Inc. (a)	1,100	21,769
Campbell Soup Co.	7,000	203,140
Cardinal Health, Inc.	6,800	379,440
Caremark Rx, Inc. (a)	5,987	238,163
Catalina Marketing Corp.	200	5,180
Caterpillar, Inc.	5,100	466,344
CBRL Group, Inc.	200	8,260
CDW Corp.	200	11,336
Cendant Corp.	22,900	470,366
Ceridian Corp. (a)	500	8,525
Certegy, Inc.	300	10,386
Charles River Laboratories International, Inc. (a)	100	4,704
Charles Schwab Corp.	22,000	231,220
Cheesecake Factory, Inc. (a)	300	10,635
ChevronTexaco Corp.	33,900	1,976,709
Chiron Corp. (a)	1,400	49,084
ChoicePoint, Inc. (a)	233	9,346
Chubb Corp.	3,000	237,810
Church & Dwight Co., Inc.	150	5,320
Cigna Corp.	3,100	276,830
Cinergy Corp.	2,400	97,248
Cisco Systems, Inc. (a)	99,400	1,778,266
Citigroup, Inc.	82,349	3,700,764
Citrix Systems, Inc. (a)	2,500	59,550
Clorox Co.	4,400	277,156
Coach, Inc. (a)	5,800	328,454
Coca-Cola Co.	41,500	1,729,305
Colonial Bancgroup, Inc.	200	4,104
Comcast Corp. Class A (a)	11,963	404,110
Comerica, Inc.	2,700	148,716
Commerce Bancorp, Inc.	400	12,988
Compass Bancshares, Inc.	300	13,620
Computer Associates International, Inc.	7,492	203,033
Computer Sciences Corp. (a)	2,800	128,380
ConAgra Foods, Inc.	15,300	413,406
Consolidated Edison, Inc.	3,300	139,194

Constellation Brands, Inc., Class A (a)	200	10,574
Constellation Energy Group, Inc.	2,400	124,080
Cooper Cameron Corp. (a)	200	11,442
Corning, Inc. (a)	19,250	214,252
Costco Wholesale Corp.	7,300	322,514
Countrywide Financial Corp.	6,500	210,990
Coventry Health Care, Inc. (a)	35	2,385
CSX Corp.	1,100	45,815
CVS Corp.	4,200	221,004
Cytec Industries, Inc.	300	16,275
Cytyc Corp. (a)	300	6,903
D.R. Horton, Inc.	800	23,392
Danaher Corp.	5,700	304,437
Dean Foods Co. (a)	945	32,414
Deere & Co.	4,000	268,520
Dell, Inc. (a)	33,900	1,302,438
Dentsply International, Inc.	100	5,441
Devon Energy Corp.	7,346	350,772
DeVry, Inc. (a)	200	3,784
Diebold, Inc.	300	16,455
Dollar Tree Stores, Inc. (a)	350	10,055
Dominion Resources, Inc.	4,700	349,821
Donaldson Co., Inc.	400	12,912
Dover Corp.	3,800	143,602
Dow Chemical Co.	18,566	925,515
DPL, Inc.	322	8,050
DST Systems, Inc. (a)	400	18,472
DTE Energy Co.	2,300	104,604
Du Pont (E.I.) de Nemours & Co.	18,650	955,626
Duke Energy Corp.	12,800	358,528
Duke Realty Corp. - REIT	1,000	29,850
Dun & Bradstreet Corp. (a)	200	12,290
Eaton Corp.	2,600	170,040
Eaton Vance Corp.	400	9,376
eBay, Inc. (a)	10,400	387,504
Ecolab, Inc.	6,100	201,605
Edison International, Inc.	4,000	138,880
Edwards Lifesciences Corp. (a)	200	8,644
Electronic Arts, Inc. (a)	3,000	155,340
Electronic Data Systems Corp.	4,500	93,015
Eli Lilly & Co.	15,000	781,500
EMC Corp. (a)	34,330	422,946
Emerson Electric Co.	7,100	461,003
Emmis Communications Corp. (a)	300	5,766
Energizer Holdings, Inc. (a)	200	11,960
Energy East Corp.	500	13,110
ENSCO International, Inc.	400	15,064
Entercom Communications Corp. (a)	200	7,104
Entergy Corp.	3,100	219,046
EOG Resources, Inc.	1,800	87,732

Equitable Resources, Inc.	100	5,744
Equity Office Properties Trust - REIT	2,600	78,338
Equity Residential - REIT	1,700	54,757
Exelon Corp.	9,000	413,010
Expeditors International Washington, Inc.	300	16,065
Express Scripts, Inc. (a)	200	17,438
Exxon Mobil Corp.	96,918	5,776,313
Fannie Mae	11,800	642,510
Fastenal Co.	200	11,062
Federated Department Stores, Inc.	3,100	197,284
FedEx Corp.	4,700	441,565
Fidelity National Financial, Inc.	247	8,136
Fifth Third Bancorp	5,500	236,390
First Data Corp.	11,251	442,277
FirstEnergy Corp.	4,500	188,775
FirstMerit Corp.	200	5,352
Fisher Scientific International, Inc. (a)	224	12,750
Forest Oil Corp. (a)	300	12,150
FPL Group, Inc.	4,800	192,720
Freddie Mac	8,100	511,920
Freeport-McMoRan Copper & Gold, Inc., Class B	4,200	166,362
Freescale Semiconductor, Inc., Class B (a)	3,654	63,032
Furniture Brands International, Inc.	200	4,362
Gamestop Corp. (a)	84	1,873
Gannett Co., Inc.	8,800	695,904
Gap, Inc. (The)	9,125	199,290
GATX Corp.	400	13,276
Genentech, Inc. (a)	7,200	407,592
General Dynamics Corp.	2,500	267,625
General Electric Co.	143,300	5,167,398
General Growth Properties, Inc. - REIT	1,400	47,740
General Mills, Inc.	8,300	407,945
Gentex Corp.	200	6,380
Genzyme Corp. (a)	3,400	194,616
Georgia-Pacific Corp.	5,000	177,450
Gilead Sciences, Inc. (a)	7,700	275,660
Gillette Co.	20,900	1,055,032
Golden West Financial Corp.	3,800	229,900
Goldman Sachs Group, Inc.	5,500	604,945
Google, Inc., Class A (a)	600	108,306
Great Plains Energy, Inc.	200	6,116
GTECH Holdings Corp.	400	9,412
Guidant Corp.	5,500	406,450
H&R Block, Inc.	4,900	247,842
H.J. Heinz Co.	9,900	364,716
Halliburton Co.	10,500	454,125
Harrah’s Entertainment, Inc.	3,000	193,740
Harris Corp.	600	19,590
Harsco Corp.	500	29,805

Harte-Hanks, Inc.	300	8,268
Hartford Financial Services Group, Inc.	700	47,992
HCC Insurance Holdings, Inc.	100	3,616
Health Net, Inc. (a)	2,900	94,859
Helmerich & Payne, Inc.	100	3,969
Henry (Jack) & Associates	300	5,397
Henry Schein, Inc. (a)	200	7,168
Hewlett-Packard Co.	42,900	941,226
Hibernia Corp., Class A	500	16,005
Hillenbrand Industries, Inc.	100	5,547
Hilton Hotels Corp.	20,500	458,175
HNI Corp.	300	13,485
Home Depot, Inc.	23,000	879,520
Honeywell International, Inc.	11,900	442,799
Hormel Foods Corp.	200	6,222
Hospira, Inc. (a)	2,980	96,165
Hospitality Properties Trust - REIT	200	8,076
Host Marriott Corp. - REIT	2,400	39,744
Hubbell, Inc., Class B	300	15,330
Idacorp, Inc.	300	8,511
Illinois Tool Works, Inc.	4,600	411,838
Independence Community Bank Corp.	100	3,900
IndyMac Bancorp, Inc.	500	17,000
Intel Corp.	96,600	2,244,018
International Business Machines Corp.	25,100	2,293,638
International Game Technology	5,500	146,630
International Paper Co.	9,565	351,896
International Speedway Corp.	200	10,850
Intersil Corp.	500	8,660
Intuit, Inc. (a)	2,200	96,294
Investors Financial Services Corp.	200	9,782
IVAX Corp. (a)	625	12,356
J.M. Smucker Co.	100	5,030
J.P. Morgan Chase & Co.	48,481	1,677,443
Jabil Circuit, Inc. (a)	100	2,852
Jacobs Engineering Group, Inc. (a)	100	5,192
JDS Uniphase Corp. (a)	20,300	33,901
Johnson & Johnson	43,500	2,921,460
Juniper Networks, Inc. (a)	5,900	130,154
Kemet Corp. (a)	700	5,425
Kerr-McGee Corp.	2,100	164,493
KeyCorp	5,600	181,720
KeySpan Corp.	2,100	81,837
Kimberly-Clark Corp.	8,800	578,424
Kimco Realty Corp. - REIT	700	37,730
Kinder Morgan, Inc.	2,300	174,110
KLA-Tencor Corp.	2,500	115,025
Kohl’s Corp. (a)	4,000	206,520
Kraft Foods, Inc.	8,600	284,230
Krispy Kreme Doughnuts, Inc. (a)	100	763

Kroger Co. (a)	4,300	68,929
L-3 Communications Holdings, Inc.	200	14,204
Laboratory Corporation of America Holdings (a)	3,900	187,980
Labranche & Co., Inc. (a)	300	2,790
Lancaster Colony Corp.	100	4,255
Lear Corp.	200	8,872
Lee Enterprises, Inc.	200	8,680
Legg Mason, Inc.	450	35,163
Lehman Brothers Holdings, Inc.	4,389	413,268
Leucadia National Corp.	150	5,153
Lexmark International, Inc., Class A (a)	2,300	183,931
Liberty Media Corp., Class A (a)	43,698	453,148
Liberty Media International, Inc., Class A (a)	2,324	101,652
Limited Brands, Inc.	7,100	172,530
Lincare Holdings, Inc. (a)	300	13,269
Lincoln National Corp.	2,815	127,069
Linear Technology Corp.	3,800	145,578
Liz Claiborne, Inc.	3,600	144,468
Lockheed Martin Corp.	5,400	329,724
Lowe’s Cos., Inc.	7,900	451,011
Lubrizol Corp.	100	4,064
Lucent Technologies, Inc. (a)	61,100	168,025
Lyondell Chemical Co.	500	13,960
M & T Bank Corp.	169	17,248
Mandalay Resort Group (a)	200	14,098
Manpower, Inc.	300	13,056
Marathon Oil Corp.	6,700	314,364
Marsh & McLennan Cos., Inc.	1,500	45,630
Martin Marietta Materials	200	11,184
Masco Corp.	7,700	266,959
Maxim Integrated Products, Inc.	4,300	175,741
May Department Stores Co.	4,300	159,186
MBIA, Inc.	2,700	141,156
MBNA Corp.	5,350	131,342
McAfee, Inc. (a)	600	13,536
McDonald’s Corp.	20,600	641,484
McKesson Corp.	3,283	123,933
MDU Resources Group, Inc.	600	16,572
MeadWestvaco Corp.	7,500	238,650
Medco Health Solutions, Inc. (a)	4,473	221,727
Media General, Inc., Class A	100	6,185
MedImmune, Inc. (a)	3,500	83,335
Medtronic, Inc.	18,700	952,765
Mellon Financial Corp.	9,600	273,984
Mentor Graphics Corp. (a)	500	6,850
Mercantile Bankshares Corp.	200	10,172
Merck & Co., Inc.	32,400	1,048,788
Mercury Interactive Corp. (a)	2,300	108,974
Merrill Lynch & Co., Inc.	16,400	928,240

Metlife, Inc.	1,300	50,830
Michaels Stores, Inc.	400	14,520
Microchip Technology, Inc.	2,600	67,626
Micron Technology, Inc. (a)	8,600	88,924
Microsoft Corp.	133,200	3,219,444
Millennium Pharmaceuticals, Inc. (a)	4,849	40,829
Miller Herman, Inc.	300	9,036
Mohawk Industries, Inc. (a)	200	16,860
MoneyGram International, Inc.	400	7,556
Monsanto Co.	5,712	368,424
Moody’s Corp.	1,100	88,946
Mosaic Co. (a)	300	5,118
Motorola, Inc.	33,100	495,507
Murphy Oil Corp.	300	29,619
National City Corp.	7,613	255,035
National Fuel Gas Co.	200	5,718
National Instruments Corp.	600	16,230
National-Oilwell, Inc. (a)	367	17,151
Neenah Paper, Inc.	366	12,305
Neiman-Marcus Group, Inc., Class A	200	18,302
Network Appliance, Inc. (a)	6,200	171,492
New Plan Excel Realty Trust - REIT	400	10,044
New York Community Bancorp, Inc.	593	10,769
Newmont Mining Corp.	8,200	346,450
News Corp., Class A	9,945	168,269
News Corp., Class B	6,948	122,354
NiSource, Inc.	5,949	135,578
Noble Energy, Inc.	300	20,406
Norfolk Southern Corp.	4,500	166,725
North Fork Bancorp, Inc.	709	19,668
Northeast Utilities	700	13,489
Northrop Grumman Corp.	5,100	275,298
Novellus Systems, Inc. (a)	2,500	66,825
NSTAR	200	10,860
Nucor Corp.	3,200	184,192
Occidental Petroleum Corp.	5,100	362,967
OGE Energy Corp.	300	8,085
Old Republic International Corp.	450	10,481
Omnicare, Inc.	300	10,635
Omnicom Group, Inc.	5,200	460,304
Oracle Corp. (a)	50,800	633,984
Outback Steakhouse, Inc.	200	9,158
PACCAR, Inc.	2,550	184,594
Packaging Corporation of America	300	7,287
Parker Hannifin Corp.	2,200	134,024
Patterson Cos., Inc. (a)	400	19,980
Patterson UTI Energy, Inc.	600	15,012
Paychex, Inc.	5,300	173,946
Payless ShoeSource, Inc. (a)	200	3,158
Pentair, Inc.	400	15,600

Pepco Holdings, Inc.	300	6,297
PepsiCo, Inc.	38,100	2,020,443
PETsMART, Inc.	400	11,500
Pfizer, Inc.	112,060	2,943,816
PG&E Corp.	5,800	197,780
Phelps Dodge Corp.	1,800	183,114
Phh Corp. (a)	1,145	25,041
Pier 1 Imports, Inc.	300	5,469
Pioneer Natural Resources Co.	300	12,816
Pitney Bowes, Inc.	3,400	153,408
Plexus Corp. (a)	300	3,453
Plum Creek Timber Co., Inc. - REIT	1,500	53,550
PMI Group, Inc.	200	7,602
PNC Financial Services Group, Inc.	4,000	205,920
PNM Resources, Inc.	450	12,006
PPG Industries, Inc.	2,000	143,040
PPL Corp.	2,600	140,374
Praxair, Inc.	7,100	339,806
Pride International, Inc. (a)	400	9,936
Procter & Gamble Co.	32,700	1,733,100
Progress Energy, Inc.	3,200	134,240
Progressive Corp.	500	45,880
ProLogis Trust - REIT	1,200	44,520
Protective Life Corp.	200	7,860
Prudential Financial, Inc.	6,630	380,562
Public Service Enterprise Group, Inc.	3,300	179,487
Public Storage, Inc. - REIT	600	34,164
Puget Energy, Inc.	200	4,408
QLogic Corp. (a)	1,700	68,850
QUALCOMM, Inc.	23,200	850,280
Quest Diagnostics, Inc.	2,200	231,286
Questar Corp.	300	17,775
Radian Group, Inc.	300	14,322
Raytheon Co.	6,300	243,810
Reader’s Digest Association, Inc., Class A	300	5,193
Regions Financial Corp.	7,500	243,000
Republic Services, Inc.	400	13,392
Reynolds & Reynolds Co., Class A	500	13,530
Rockwell Automation, Inc.	3,300	186,912
Rockwell Collins, Inc.	2,400	114,216
Rohm & Haas Co.	2,900	139,200
Ross Stores, Inc.	400	11,656
RPM, Inc.	400	7,312
Safeway, Inc. (a)	3,400	63,002
Saks, Inc. (a)	500	9,025
SanDisk Corp. (a)	1,000	27,800
Sanmina-SCI Corp. (a)	8,200	42,804
Sara Lee Corp.	21,000	465,360
Scana Corp.	478	18,269
Scholastic Corp. (a)	100	3,689

Scientific-Atlanta, Inc.	2,400	67,728
SEI Investments Co.	300	10,848
Sempra Energy	2,900	115,536
Siebel Systems, Inc. (a)	9,400	85,822
Silicon Valley Bancshares (a)	400	17,624
Simon Property Group, Inc. - REIT	1,400	84,812
Six Flags, Inc. (a)	600	2,472
SLM Corp.	2,300	114,632
Smith International, Inc.	400	25,092
Smithfield Foods, Inc. (a)	300	9,465
Solectron Corp. (a)	12,300	42,681
Sonoco Products Co.	300	8,655
Southern Co.	10,100	321,483
Southwest Airlines Co.	4,100	58,384
Sovereign Bancorp, Inc.	900	19,944
SPX Corp.	1,400	60,592
St. Jude Medical, Inc. (a)	5,400	194,400
St. Paul Travelers Cos., Inc.	1,369	50,283
Stancorp Financial Group, Inc.	100	8,478
Staples, Inc.	6,850	215,296
Starbucks Corp. (a)	7,700	397,782
Starwood Hotels & Resorts Worldwide, Inc.	9,900	594,297
State Street Corp.	6,900	301,668
Steris Corp. (a)	100	2,525
Storage Technology Corp. (a)	800	24,640
Stryker Corp.	4,000	178,440
Sun Microsystems, Inc. (a)	48,300	195,132
SunTrust Banks, Inc.	4,400	317,108
Superior Industries International, Inc.	100	2,641
Swift Transportation Co., Inc. (a)	300	6,642
Sybase, Inc. (a)	800	14,768
Synopsys, Inc. (a)	2,200	39,820
Synthes, Inc.	750	83,386
Target Corp.	9,700	485,194
TCF Financial Corp.	400	10,860
Td Banknorth Inc. (a)	245	7,654
Tech Data Corp. (a)	200	7,412
Teleflex, Inc.	400	20,472
Telephone & Data Systems, Inc.	200	16,320
Tellabs, Inc. (a)	302	2,205
Tenet Healthcare Corp. (a)	9,150	105,499
Teradyne, Inc. (a)	2,800	40,880
Texas Instruments, Inc.	28,800	734,112
Textron, Inc.	1,500	111,930
Tidewater, Inc.	400	15,544
Timberland Co., Class A (a)	100	7,093
Time Warner, Inc. (a)	46,000	807,300
TJX Cos., Inc.	7,700	189,651
Tootsie Roll Industries, Inc.	21	618
Triad Hospitals, Inc. (a)	200	10,020

Triquint Semiconductor, Inc. (a)	600	2,028
TXU Corp.	3,800	302,594
Tyson Foods, Inc., Class A	738	12,310
U.S. Bancorp	24,250	698,885
Union Pacific Corp.	3,000	209,100
United Parcel Service, Inc., Class B	10,900	792,866
United Rentals, Inc. (a)	600	12,126
United Technologies Corp.	7,400	752,284
UnitedHealth Group, Inc.	13,127	1,252,053
Unitrin, Inc.	200	9,080
Universal Health Services, Inc., Class B	100	5,240
Unocal Corp.	5,500	339,295
UnumProvident Corp.	3,000	51,060
Valassis Communications, Inc. (a)	200	6,992
Valero Energy Corp.	1,872	137,161
Valspar Corp.	200	9,308
Varian Medical Systems, Inc. (a)	200	6,856
Vectren Corp.	100	2,664
VERITAS Software Corp. (a)	3,800	88,236
Vertex Pharmaceuticals, Inc. (a)	300	2,808
Viacom, Inc., Class B	32,423	1,129,293
Viad Corp.	100	2,690
Vishay Intertechnology, Inc. (a)	1,100	13,673
Vornado Realty Trust - REIT	800	55,416
Vulcan Materials Co.	2,350	133,550
Wachovia Corp.	20,994	1,068,805
Waddell & Reed Financial, Inc., Class A	400	7,896
Walgreen Co.	10,300	457,526
Wal-Mart Stores, Inc.	46,000	2,305,060
Walt Disney Co.	37,500	1,077,375
Washington Mutual, Inc.	11,500	454,250
Waste Management, Inc.	23,500	677,975
Waters Corp. (a)	400	14,316
Webster Financial Corp.	200	9,082
WellPoint Inc. (a)	6,400	802,240
Wells Fargo & Co.	21,000	1,255,800
Westamerica Bancorporation	100	5,177
Westar Energy, Inc.	600	12,984
Westwood One, Inc. (a)	300	6,105
Weyerhaeuser Co.	4,950	339,075
Whole Foods Market, Inc.	200	20,426
Williams-Sonoma, Inc. (a)	300	11,025
Wilmington Trust Corp.	100	3,510
Wind River Systems, Inc. (a)	600	9,048
Wisconsin Energy Corp.	300	10,650
Wyeth	19,700	830,946
Xcel Energy, Inc.	5,500	94,490
Xerox Corp. (a)	12,000	181,800
Xilinx, Inc.	4,500	131,535
XTO Energy, Inc.	2,267	74,437

Yahoo, Inc. (a)	16,900	572,910
Yum Brands, Inc.	6,900	357,489
Zimmer Holdings, Inc. (a)	4,260	331,471
		134,223,984

Total Common Stocks		301,058,957

Preferred Stocks 1.2%
Brazil 1.2%
Ambev Cia De Bebid	800,477	231,662
Aracruz Celulos, SA	20,983	74,945
Banco Bradesco, SA	9,000	260,464
Banco Itau Holding Financeira	2,042	332,561
Brasil Telecom Participacoes, SA	11,307,000	73,447
Caemi Mineracao e Metalurgica	79,000	73,351
Companhia Energetica de Minas Gerais	4,735,000	109,024
Companhia Vale do Rio Doce	26,961	724,747
Electrobras, SA	5,372,134	68,786
Embratel Participa, SA (a)	5,895,624	9,602
Empresa Brasileira de Aeronautica, SA	16,884	131,798
Gerdau SA	7,000	116,099
Klabin, SA	29,000	47,989
Petroleo Brasileiro, SA	26,000	1,004,081
Sadia, SA	23,000	37,974
Sider De Tubarao Npv	692,000	42,230
Tele Centro Oeste	11,586,484	38,173
Tele Norte Leste Participacoes	13,209	203,748
Telesp Celular Participacoes SA (a)	20,335,000	48,572
Usiminas, SA	5,000	107,638
Votorantim Celulose e Papel, SA	3,940	51,186
		3,788,077

Germany 0.0%
Porsche, AG	48	34,851
ProSieben SAT.1 Media, AG	597	11,193
Volkswagen, AG	747	26,944
		72,988

Thailand 0.0%
Siam Commercial Bank Public Co., Ltd.	44,253	56,561

Total Preferred Stocks		3,917,626

Total Long-Term Investments 93.6%
(Cost $232,052,028)		304,976,583

Repurchase Agreement 5.3%
State Street Repo ($17,371,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.40%, dated 03/31/05, to be sold on 04/01/05 at $17,371,893)	17,371,000
(Cost $17,371,000)

Total Investments 98.9%
(Cost $249,423,028)	322,347,583

Foreign Currency 0.1%
(Cost $347,697)	348,925

Other Assets in Excess of Liabilities 1.0%	3,375,815

Net Assets 100.0%	$326,072,323

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt
CVA	-	Certification Van Aandelen
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

The futures contracts outstanding as of March 31, 2005, and the descriptions and the unrealized appreciation/depreciation are as follows:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
CAC 40 10 Euro Index - June 05 (Current Notional Value of $39,985 per contract)	75	(8,139)
DAX Index - June 05 (Current Notional Value of $109,063 per contract)	34	31,882
Hang Seng Stock Index - April 05 (Current Notional Value of $671,000 per contract)	74	(89,875)
Topix Index Futures - June 05 (Current Notional Value of $11,805,000 per contract)	19	(16,343)
S & P 500 Index - June 05 (Current Notional Value of $295,975 per contract)	8	(75,240)
MSCI Taiwan Index - April 05 (Current Notional Value of $24,690 per contract)	134	(14,721)
	344	$(172,436)

Short Contracts:
DJ Euro Stock Index - June 05 (Current Notional Value of $30,030 per contract)	43	17,129
	387	$(155,307)

At March 31, 2005, the Fund had outstanding forward foreign currency contracts as follows:

	Current Value	Unrealized Appreciation/ Depreciation
Long Contracts:
Euro,
5,294,224 expiring 06/16/05	$6,877,915	$(221,110)
Euro,
5,224,455 expiring 06/16/05	6,787,275	(226,137)
Euro,
306,478 expiring 06/16/05	398,157	(12,689)
British Pound,
2,118,179 expiring 05/09/05	3,990,742	11,742
Japanese Yen,
1,538,464,368 expiring 04/06/05	14,357,896	(506,350)
Japanese Yen,
1,855,752,996 expiring 05/09/05	17,367,409	(423,408)
Japanese Yen,
1,773,554,902 expiring 05/18/05	16,611,028	(498,649)
Japanese Yen,
213,000,000 expiring 06/15/05	1,999,907	(48,269)
Taiwan Dollar,
95,340,000 expiring 04/25/05	3,030,218	(22,616)
		(1,947,486)
Short Contracts:
Euro,
915,800 expiring 06/16/05	1,189,748	$38,733
Euro,
600,000 expiring 06/16/05	779,481	25,064
Euro,
1,415,305 expiring 06/16/05	1,838,673	59,598
Euro,
2,518,000 expiring 06/16/05	3,271,224	105,213
Hong Kong Dollar,
30,935,531 expiring 05/09/05	3,967,975	11,025
Japanese Yen
1,538,464,368 expiring 04/06/05	14,357,896	468,104
Japanese Yen
1,855,752,996 expiring 05/09/05	17,367,409	445,591
Japanese Yen
891,052,450 expiring 05/18/05	8,345,553	154,447
Japanese Yen
882,502,452 expiring 05/18/05	8,265,475	158,525
		1,466,300
		$(481,186)

Summary of Long-Term Investments by Industry Classification (Unaudited)

Industry	Value	Percent of Net Assets
Diversified Banks	$38,641,028	11.9%
Integrated Oil & Gas	25,157,877	7.7%
Pharmaceuticals	17,711,789	5.4%
Other Diversified Financial Services	13,980,859	4.3%
Industrial Conglomerates	9,294,673	2.9%
Electric Utilities	9,199,095	2.8%
Computer Hardware	7,262,825	2.2%
Integrated Telecommunication Services	6,085,842	1.9%
Oil & Gas Exploration & Production	5,964,157	1.8%
Communications Equipment	5,770,511	1.8%
Diversified Metals & Mining	5,681,792	1.7%
Packaged Foods	5,339,112	1.6%
Automobile Manufacturers	5,310,534	1.6%
Health Care Equipment	4,916,744	1.5%
Systems Software	4,698,711	1.4%
Aerospace & Defense	4,074,410	1.2%
Soft Drinks	3,828,714	1.2%
Semiconductors	3,697,953	1.1%
Household Products	3,665,124	1.1%
Movies & Entertainment	3,652,270	1.1%
Diversified Chemicals	3,491,481	1.1%
Industrial Machinery	3,384,094	1.0%
Railroads	3,291,623	1.0%
Multi-line Insurance	3,215,374	1.0%
Tobacco	3,207,568	1.0%
Life & Health Insurance	2,934,775	0.9%
Managed Health Care	2,923,037	0.9%
Real Estate Management & Development	2,877,276	0.9%
Wireless Telecommunication Services	2,875,105	0.9%
Electronic Equipment Manufacturers	2,830,230	0.9%
Consumer Electronics	2,711,752	0.8%
Electrical Components & Equipment	2,672,492	0.8%
Steel	2,633,287	0.8%
Hypermarkets & Super Centers	2,627,574	0.8%
Biotechnology	2,458,394	0.8%
Gas Utilities	2,287,187	0.7%
Oil & Gas Equipment & Services	2,274,111	0.7%
Property & Casualty	2,272,905	0.7%
Construction Materials	2,245,095	0.7%
Air Freight & Couriers	2,117,996	0.6%
Restaurants	2,107,124	0.6%
Food Retail	1,990,619	0.6%
Paper Products	1,979,918	0.6%
Publishing	1,937,227	0.6%
Hotels	1,925,476	0.6%
Personal Products	1,775,300	0.5%

Diversified Commercial Services	1,741,447	0.5%
Specialty Chemicals	1,653,143	0.5%
Office Electronics	1,616,473	0.5%
Broadcasting & Cable TV	1,613,632	0.5%
Construction & Farm Machinery	1,593,754	0.5%
Brewers	1,553,481	0.5%
Thrifts & Mortgage Finance	1,508,622	0.5%
Home Improvement Retail	1,423,736	0.4%
Health Care Distributors	1,416,183	0.4%
Building Products	1,391,390	0.4%
Department Stores	1,368,333	0.4%
Real Estate Investment Trusts	1,349,153	0.4%
Commodity Chemicals	1,345,731	0.4%
Trading Companies & Distributors	1,311,268	0.4%
Application Software	1,240,091	0.4%
Industrial Gases	1,223,617	0.4%
Multi-Utilities & Unregulated Power	1,177,311	0.4%
Apparel & Accessories	1,126,908	0.4%
Construction & Engineering	1,120,541	0.3%
Apparel Retail	1,116,699	0.3%
General Merchandise Stores	1,097,742	0.3%
Internet Software & Services	1,053,727	0.3%
IT Consulting & Other Services	1,044,773	0.3%
Oil & Gas Drilling	1,039,272	0.3%
Casinos & Gaming	1,014,465	0.3%
Aluminum	993,560	0.3%
Computer Storage & Peripherals	956,930	0.3%
Fertilizers & Agricultural Chemicals	954,229	0.3%
Oil & Gas Refining & Marketing	948,145	0.3%
Auto Parts & Equipment	929,280	0.3%
Gold	866,349	0.3%
Highways & Railtracks	792,856	0.2%
Drug Retail	791,379	0.2%
Distillers & Vintners	785,589	0.2%
Advertising	738,913	0.2%
Environmental Services	691,367	0.2%
Marine	680,672	0.2%
Homebuilding	677,383	0.2%
Data Processing & Outsourcing Services	620,927	0.2%
Specialty Stores	596,855	0.2%
Tires & Rubber	539,593	0.2%
Photographic Products	514,399	0.2%
Internet Retail	510,876	0.2%
Airlines	502,097	0.2%
Heavy Electrical Equipment	482,479	0.2%
Agricultural Products	420,918	0.1%
Forest Products	376,585	0.1%
Office Services & Supplies	352,186	0.1%
Water Utilities	329,125	0.1%
Commercial Printing	306,035	0.1%

Paper Packaging	302,966	0.1%
Regional Banks	278,783	0.1%
Computer & Electronics Retail	240,266	0.1%
Trucking	235,307	0.1%
Investment Banking & Brokerage	231,220	0.1%
Health Care Services	221,727	0.1%
Airport Services	220,384	0.1%
Multi-Sector Holdings	218,364	0.1%
Employment Services	213,261	0.1%
Electronic Manufacturing Services	198,509	0.1%
Leisure Products	179,193	0.1%
Leisure Facilities	178,836	0.1%
Home Entertainment Software	164,220	0.1%
Metal & Glass Containers	155,706	0.1%
Reinsurance	151,305	0.1%
Food Distributors	149,548	0.1%
Internet Services	147,698	0.1%
Catalog Retail	146,276	0.1%
Health Care Facilities	120,759	0.0%
Household Appliances	107,162	0.0%
Distributors	102,816	0.0%
Insurance Brokers	92,502	0.0%
Footwear	83,476	0.0%
Asset Management & Custody Banks	70,131	0.0%
Marine Ports & Services	69,988	0.0%
Alternative Carriers	67,004	0.0%
Home Furnishings	57,266	0.0%
Consumer Finance	54,877	0.0%
Health Care Supplies	28,335	0.0%
Housewares & Specialties	7,439	0.0%
	$304,976,583	93.6%

Van Kampen Global Franchise Fund

Portfolio of Investments March 31, 2005 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.8%
Canada 2.5%
Torstar Corp., Class B	2,449,226	$49,905,700

Finland 5.4%
Kone Oyj, Class B	1,406,020	109,323,771

France 6.0%
Groupe Danone	736,108	73,250,228
Sanofi-Aventis, SA	579,549	48,879,473
		122,129,701

Netherlands 9.4%
Reed Elsevier NV	3,873,858	58,413,398
Royal Numico NV (a)	1,837,549	75,190,848
Wolters Kluwer NV	3,121,270	57,020,548
		190,624,794

Spain 3.7%
Altadis, SA	1,362,473	55,733,501
Zardoya Otis S.A.	725,218	19,407,399
		75,140,900

Sweden 4.6%
Swedish Match AB	7,633,730	93,385,233

Switzerland 7.6%
Nestle, SA (Registered)	330,653	90,454,499
Novartis AG	1,389,422	64,810,656
		155,265,155

United Kingdom 40.5%
Allied Domecq plc	9,084,183	91,495,418
British American Tobacco plc	8,596,571	151,420,942
Cadbury Schweppes plc	13,176,350	131,965,241
Capital Radio plc	2,522,883	19,242,324
Diageo plc	5,781,296	81,422,246
GlaxoSmithKline plc	3,454,952	79,119,196
Imperial Tobacco Group plc	2,557,838	67,074,019
Reckitt Benckiser plc	3,223,661	102,365,686
SMG plc	13,249,961	27,015,773

Unilever plc	3,122,956	30,835,188
WPP Group plc	3,424,628	38,953,770
		820,909,803

United States 18.1%
Altria Group, Inc.	1,415,981	92,590,998
Bristol-Myers Squibb Co.	2,056,166	52,349,986
Brown-Forman Corp., Class B	814,600	44,599,350
Kimberly-Clark Corp.	707,892	46,529,741
Merck & Co., Inc.	2,180,139	70,571,100
New York Times Co., Class A	1,643,642	60,124,424
		366,765,599

Total Long-Term Investments 97.8% (Cost $1,574,546,513)		1,983,450,656

Repurchase Agreement 0.7%

State Street Bank & Trust Co. ($14,403,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.85%, dated 03/31/05, to be sold on 04/01/05 at $14,403,740) (Cost $14,403,000)		14,403,000

Total Investments 98.5% (Cost $1,588,949,513)		1,997,853,656

Foreign Currency 0.1% (Cost $1,909,228)		1,908,118

Other Assets in Excess of Liabilities 1.4%		29,148,475

Net Assets 100.0%		$2,028,910,249

Percentages are calculated as a percentage of net assets.

(a)                               Non-income producing security as this stock currently does not declare dividends.

Forward foreign currency contracts outstanding as of March 31, 2005:

		Unrealized
	Current	Appreciation/
	Value	Depreciation
Short Contracts:
British Pound, 211,270,000 expiring 04/21/05	$398,413,549	$(4,341,125)

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets

Tobacco	$460,204,692	22.7%
Packaged Foods	401,696,003	19.8%
Pharmaceuticals	315,730,411	15.7%
Publishing	225,464,070	11.1%
Distillers & Vintners	217,517,014	10.7%
Household Products	148,895,428	7.3%
Industrial Machinery	128,731,170	6.3%
Broadcasting & Cable TV	46,258,097	2.3%
Advertising	38,953,771	1.9%

	$1,983,450,656	97.8%

Van Kampen Global Value Equity Fund

Portfolio of Investments March 31, 2005 (Unaudited)

Description	Number of Shares	Value

Common Stocks 95.4%
Australia 1.6%
Boral, Ltd.	122,630	$578,574
Foster’s Group, Ltd.	492,815	1,955,391
National Australia Bank, Ltd.	147,335	3,230,661
		5,764,626

Bermuda 1.5%
Tyco International, Ltd.	157,927	5,337,933

Cayman Islands 0.9%
XL Capital, Ltd.	45,558	3,297,032

France 5.6%
BNP Paribas, SA	66,846	4,736,468
Lafarge, SA	45,258	4,383,339
Sanofi-Aventis	64,655	5,453,037
Total, SA	22,875	5,353,371
		19,926,215

Germany 1.9%
BASF, AG	54,615	3,872,656
Bayerische Motoren Werke (BMW), AG	62,941	2,860,294
		6,732,950

Hong Kong 0.6%
Hong Kong Electric Holdings, Ltd.	430,000	1,907,595

Ireland 2.1%
Bank of Ireland	276,591	4,357,159
Kerry Group Plc, Ser A	5,856	140,691
Kerry Group Plc, Ser A	114,242	2,762,445
		7,260,295

Italy 3.3%
ENI S.p.A.	258,473	6,712,514
Telecom Italia S.p.A.	1,574,680	4,925,482
		11,637,996

Japan 10.0%
Canon, Inc.	82,100	4,403,479

Fuji Photo Film Co., Ltd.	122,500	4,479,269
Kao Corp.	169,000	3,885,873
Mitsui Sumitomo Insurance Co., Ltd.	193,000	1,769,684
Nippon Telegraph & Telephone Corp.	526	2,301,143
Rohm Co., Ltd.	5,800	559,955
Sankyo Co., Ltd.	85,000	1,791,894
Sekisui House, Ltd.	265,000	2,830,325
Sumitomo Electric Industries, Ltd.	283,000	3,012,014
Takeda Pharmaceutical Co., Ltd.	112,200	5,348,090
Toyota Motor Corp.	42,400	1,578,061
Yamanouchi Pharmaceutical Co., Ltd.	102,800	3,480,845
		35,440,632

Netherlands 4.1%
Koninklijke Royal Philips Electronics, NV	57,124	1,573,862
Royal Dutch Petroleum Co. - ADR	129,363	7,766,955
Unilever, NV CVA	51,680	3,517,798
Wolters Kluwer, NV CVA	97,336	1,778,171
		14,636,786

Republic of Korea 0.8%
SK Telecome Co., Ltd.- ADR	143,402	2,827,887

Spain 2.0%
Banco Bilbao Vizcaya Argentaria, SA	211,034	3,436,617
Telefonica, SA	213,054	3,712,599
		7,149,216

Switzerland 6.0%
Nestle, SA (Registered)	26,305	7,196,080
Novartis, AG	98,287	4,584,673
Roche Holding, AG	17,091	1,831,612
Syngenta, AG (Registered) (a)	34,346	3,586,053
UBS, AG (Registered)	46,466	3,923,148
		21,121,566

United Kingdom 19.0%
Allied Domecq Plc	368,284	3,709,337
Amvescap Plc	280,122	1,765,012
BAA Plc	223,507	2,462,130
Barclays Plc	188,022	1,920,370
Cadbury Schweppes Plc	642,643	6,436,269
Diageo Plc	283,406	3,991,415
GlaxoSmithKline Plc	397,432	9,101,284
Imperial Tobacco Group Plc	230,330	6,039,929
Reed Elsevier Plc	670,427	6,942,361
Rentokil Initial Plc	522,411	1,597,741
Rolls-Royce Group Plc (a)	922,236	4,248,259
Rolls-Royce Group Plc, Class B	45,226,100	85,382
Royal Bank of Scotland Group Plc	205,276	6,526,184

Scottish & Southern Energy Plc	245,288	4,082,044
Vodafone Group Plc	2,338,111	6,201,839
WPP Group Plc	193,529	2,201,315
		67,310,871

United States 36.0%
Alcoa, Inc.	101,657	3,089,356
Altria Group, Inc.	117,409	7,677,375
American Electric Power Co., Inc.	100,890	3,436,313
BJ’s Wholesale Club, Inc. (a)	114,698	3,562,520
Boeing Co.	150,361	8,790,104
Bristol-Myers Squibb Co.	188,033	4,787,320
ChevronTexaco Corp.	76,065	4,435,350
Citigroup, Inc.	183,538	8,248,198
Exxon Mobil Corp.	29,259	1,743,836
First Data Corp.	92,894	3,651,663
Gap, Inc. (The)	84,265	1,840,348
General Dynamics Corp.	36,811	3,940,618
Georgia-Pacific Corp.	69,795	2,477,025
Hewlett-Packard Co.	176,927	3,881,778
International Business Machines Corp.	74,457	6,803,881
Kroger Co. (a)	151,107	2,422,245
Loews Corp. - Carolina Group	48,773	1,614,386
MBIA, Inc.	39,235	2,051,206
McDonald’s Corp.	148,096	4,611,709
Mellon Financial Corp.	137,185	3,915,260
Merrill Lynch & Co., Inc.	64,176	3,632,362
New York Times Co., Class A	90,661	3,316,379
Northrop Grumman Corp.	55,725	3,008,036
Pfizer, Inc.	181,145	4,758,679
Prudential Financial, Inc.	65,685	3,770,319
Saint Paul Travelers, Inc.	111,315	4,088,600
SBC Communications, Inc.	161,257	3,820,178
Verizon Communications, Inc.	127,276	4,518,298
Viacom, Inc., Class B	101,842	3,547,157
Wyeth, Inc.	177,405	7,482,943
Xerox Corp. (a)	153,515	2,325,752
		127,249,194

Total Long-Term Investments 95.4%
(Cost $281,892,419)		337,600,794

Repurchase Agreement 5.8%

State Street Bank & Trust Co. ($20,653,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.85%, dated 03/31/05, to be sold on 04/01/05 at $20,654,061)
(Cost $20,653,000)		20,653,000

Total Investments 101.2%
(Cost $302,545,419)	358,253,794

Foreign Currency 0.0%
(Cost $154,081)	152,209

Liabilities in Excess of Other Assets (1.2%)	(4,532,504)

Net Assets 100.0%	$353,873,499

Percentages are calculated as a percentage of net assets.

(a)	-	Non-income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt
CVA	-	Certification Van Aandelen

Summary of Long Term Investments by Industry Classification (Unaudited)

Industry	Market Value	Percent of Net Assets

Pharmaceuticals	$48,620,378	13.7%
Diversified Banks	32,045,867	9.1
Integrated Oil & Gas	26,012,026	7.4
Aerospace & Defense	20,072,398	5.7
Integrated Telecommunication Services	19,277,699	5.4
Other Diversified Financial Services	17,415,890	4.9
Packaged Foods	17,150,148	4.8
Tobacco	15,331,689	4.3
Publishing	12,036,911	3.4
Property & Casualty	11,206,522	3.2
Computer Hardware	10,685,659	3.0
Electric Utilities	9,425,952	2.7
Wireless Telecommunication Services	9,029,727	2.6
Distillers & Vintners	7,700,752	2.2
Office Electronics	6,729,232	1.9
Industrial Conglomerates	5,337,933	1.5
Construction Materials	4,961,913	1.4
Photographic Products	4,479,269	1.3
Restaurants	4,611,709	1.3
Automobile Manufacturers	4,438,355	1.2
Diversified Chemicals	3,872,656	1.1
Household Products	3,885,873	1.1
Data Processing & Outsourcing Services	3,651,663	1.0
Fertilizers & Agricultural Chemicals	3,586,053	1.0
General Merchandise Stores	3,562,520	1.0
Movies & Entertainment	3,547,157	1.0
Aluminum	3,089,356	0.9
Agricultural Products	2,903,136	0.8
Electrical Components & Equipment	3,012,014	0.8
Homebuilding	2,830,325	0.8
Airport Services	2,462,130	0.7
Food Retail	2,422,245	0.7
Paper Products	2,477,025	0.7
Advertising	2,201,315	0.6
Brewers	1,955,391	0.6
Apparel Retail	1,840,348	0.5
Diversified Commercial Services	1,597,741	0.5
Consumer Electronics	1,573,862	0.4
Semiconductors	559,955	0.2
	$337,600,794	95.4%

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)                                  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)                                 A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005